SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 /X/
                                                                        --
         Pre-Effective Amendment No.                                    / /
                                                                        --
         Post-Effective Amendment No.                                   / /
                                                                        --
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                /X/
OF 1940                                                                --

         Amendment No. ____                                            / /
                                                                       --
                        (Check appropriate box or boxes.)

The BSG Funds - File Nos. 33-      and 811-

6230 Busch Blvd., Suite 201, Columbus, Ohio  43229
  (Address of Principal Executive Offices)                  Zip Code

Registrant's Telephone Number, including Area Code:   (614) 848-3400

CPM Statutory Agent Corporation, 366 East Broad Street, Columbus, Ohio
43215
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Release Date: ____________, 1997

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b)
/ / on December 31, 1996 pursuant to paragraph (b)
/X/ 60 days after filing pursuant to paragraph  (a)(1)
/ / on (date) pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of Rule 485.

Pursuant to Rule 24f-2, the Registrant hereby declares that an indefinite number and amount of its securities are being registered by this Registration Statement.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective such date as the Commission, acting pursuant to said Section 8(a) may determine.

                                  The BSG Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       FOR FIRST AMERICAN BANCSHARES FUND


ITEM                                        SECTION IN EACH PROSPECTUS

  1..............................           Cover Page
  2..............................           Summary of Fund Expenses
  3..............................           None
  4..............................           The Fund, Investment Objective and
                                            Strategies and Risk Considerations,
                                            Investment Policies and Techniques,
                                            Operation of the Fund, General
                                            Information
  5..............................           Operation of the Fund
  5A.............................           None
  6..............................           Cover Page, Dividends and
                                            Distributions, Taxes, General
                                            Information, How to Redeem Shares
  7..............................           Cover Page, How to Invest in the
                                            Fund, Share Price Calculation,
                                            Operation of the Fund, How to Redeem
                                            Shares
  8..............................           How to Redeem Shares
  9..............................           None
 13..............................           General Information
 15..............................           General Information


                                            SECTION IN STATEMENT OF
ITEM                                        ADDITIONAL INFORMATION

 10..............................           Cover Page
 11..............................           Table of Contents
 12..............................           None
 13..............................           Additional Information About Fund
                                            Investments and Risk Considerations
                                            Investment Limitations
 14..............................           Trustees and Officers
 15..............................           None
 16..............................           The Investment Adviser, Custodian,
                                            Transfer Agent, Accountants,
                                            Trustees and Officers
 17..............................           Portfolio Transactions and Brokerage
 18..............................           Description of the Trust
 19..............................           Determination of Share Price
 20..............................           None
 21..............................           Distributor
 22..............................           Investment Performance
 23..............................           None

                         FIRST AMERICAN BANCSHARES FUND



PROSPECTUS                                                  __________, 1997

                           6230 Busch Blvd., Suite 201
                              Columbus, Ohio 43229

               For Information, Shareholder Services and Requests:
                                 (800) ___-____



     First American Bancshares Fund (the "Fund") is a diversified, open-end mutual fund whose investment objective is to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of community banks, lending institutions and financial services companies believed by the Fund's adviser, Heartland Advisory Group, Inc. to offer superior prospects for long term growth.

     This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") dated _____, 1997, which is incorporated herein by reference and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

     Shares of the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency, entity, or person. The purchase of Fund shares involves investment risks, including the possible loss of principal.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES

     The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

     Shareholders should be aware that the Fund, unlike most other mutual funds, does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Adviser pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.


Shareholder Transaction Expenses

Maximum Total Sales Load................................................5.00%
          Maximum Sales Load Imposed on Purchases
            (as a percentage of offering price)................2.00%
          Sales Load Imposed on Reinvested Dividends...........NONE
          Maximum Contingent Deferred Sales Load1..............3.00%
Redemption Fee..........................................................NONE
Exchange Fees...........................................................NONE

Annual Fund Operating Expenses (as a percentage of average net assets)

          Management Fees......................................2.50%
          12b-1 Charges........................................NONE
          Other Expenses2......................................0.00%
Total Fund Operating Expenses3..........................................2.50%


1 The maximum contingent deferred sales charge ("CDSC") as set forth in the table applies to redemptions of shares within one year of purchase. The CDSC decreases over time to zero.

2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than 0.01% of average net assets for the first fiscal year.

3 The Fund's total operating expenses are equal to the management fee paid to the Adviser because the Adviser pays all operating expenses (except as described in footnote 2).


Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) deduction at the time of purchase of the maximum 2.0% sales load.

                                           1 Year                      3 Years
                                           ------                      -------

Assuming no redemption                       $____                     $____
at end of period

Assuming complete                            $____                     $____
redemption at end of period



                                    THE FUND

          First American Bancshares Fund (the "Fund") was organized as a series of The BSG Funds, an Ohio business trust (the "Trust") on January 14, 1997, and commenced operations on ___________, 1997. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment adviser to the Fund is Heartland Advisory Group, Inc. (the "Adviser").

           INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS

          The investment objective of the Fund is to provide shareholders with long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of community banks, lending institutions, and financial services companies believed by the Adviser to offer superior prospects for long term growth. The Adviser expects to select stocks of banks with low price to earnings ratios, minimal loan losses and long histories of profitability located in stable communities with growth potential. Community banks generally are banks having a county, rural or suburban area focus, rather than a regional or wider focus.

          Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities (common stock, preferred stock and securities convertible into common stock) of banks and other lending institutions, including community, regional and money center banks, bank holding companies, savings and loan associations, savings banks and commercial and industrial banks. The Fund may invest in banks that are not members of the Federal Reserve System or whose deposits are not insured by the Federal Deposit Insurance Corporation. Although the Adviser primarily seeks opportunities for capital appreciation, some of the banks in which the Fund may invest pay regular dividends. Accordingly, the Fund expects to receive moderate income in the form of cash or stock dividends.

          Although the Fund will invest primarily in equity securities of banks and other lending institutions, the Fund may invest in equity securities of companies outside the banking industry and, for temporary defensive purposes under abnormal market or economic conditions, may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. government repurchase agreements. The Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees.

          The concentration of the Fund's investments in the banking industry will subject the Fund to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire banking industry and thus may subject the Fund to greater market fluctuations than a fund that does not concentrate in a particular industry. Banks and other lending institutions are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Thus, a number of factors, in addition to general economic conditions, can adversely affect the financial performance and condition of the institutions in which the Fund invests.

          In addition, as many community banks and other lending institutions are smaller capitalization companies, the Fund may be subject to the risks associated with such companies. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

          As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, you should be aware that the Fund has no operating history and the Adviser has no prior experience in acting as an investment adviser to a mutual fund. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

          Shares of the Fund are sold on a continuous basis, and you may invest any amount you choose, as often as you wish, subject to a minimum initial investment of $2,500 and minimum subsequent investments of $500. There are no minimums for qualified retirement accounts and medical savings accounts. For shareholders participating in the Fund's continuing automatic transfer ("CAT") program, which is described below, the minimum initial investment is $1,000 and the minimum subsequent investment is $100.

          You may open an account and make an initial investment through securities dealers having a sales agreement with Banc Stock Financial Services, Inc., the Fund's distributor (the "Distributor"). You may also make a direct initial investment by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check made payable to First American Bancshares Fund to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. mail:
---------
First American Bancshares Fund
P.O. Box ______________
Cincinnati, Ohio  45264

Overnight:
---------
First American Bancshares Fund
c/o Star Bank, N.A.
Mutual Fund Custody Dept.
425 Walnut St. M.L. 6118
Cincinnati, Ohio 45202

          Shares of the Fund are purchased at the public offering price. The public offering price is the next determined net asset value per share plus a sales load as shown in the following table.




                             Sales Load as of % of:

                                   Public                Net
                                   Offering             Amount        Dealer Reallowance as % of
 Amount of Investment               Price               Invested      Public Offering Price


Less than $500,000                  2.00%                 2.04%             1.75%
$500,000 but less than $1,000,000   1.00                  1.01%              .75
$1,000,000 or more                  None                  None               None



Under certain circumstances, the Distributor may change the reallowance to dealers and may also compensate dealers out of its own assets. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Distributor retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

          For purposes of determining the applicable sales load, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary may be involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense.

          Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Distributor by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Distributor by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received after 4:00 p.m. and others received from dealers after 5:00 p.m. are confirmed at the public offering price next determined on the following business day.

CAT Program

     When making your initial investment, you may choose to participate in the Fund's continuing automatic transfer ("CAT") program by completing the appropriate part of the investment application form. The CAT Program offers reduced investment minimums and helps investors make additional purchases of the Fund over a period of years. Purchase amounts are automatically debited each month from the shareholder's bank account through ACH (automated clearing house).

Subsequent Purchases

          You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) through your securities dealer, or directly from the Fund by mail or wire. If your securities dealer received concessions for selling shares of the Fund to you, such securities dealer will receive the concessions described above with respect to additional investments. Each additional mail purchase request must contain the name of your account and your account number. Checks should be made payable to First American Bancshares Fund and should be sent to the Custodian, as instructed above. To purchase shares of the Fund by wire, call the Transfer Agent at (800) _____-_______ for instructions. Then, you should provide your bank with the following information for purposes of wiring your investment:


                         Star Bank, N.A. Cinti/Trust
                         ABA #0420-0001-3 [confirm with Star]
                         Attn:  First American Bancshares Fund
                         D.D.A. # [Star]
                         Account Name _________________ (write in shareholder name) For Account # ______________ (write in account number)

          Wire orders will be accepted only on a day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Purchases at Net Asset Value

          Community banks and savings and loan associations (defined for this purpose as those banks and savings and loan associations with assets of less than $25 billion), in their fiduciary capacity or for their own accounts, may purchase and redeem shares of the Fund without paying a sales charge. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Employees, officers and directors of these financial institutions may also purchase and redeem shares without paying a sales charge.

          Trustees, directors, officers and employees of the Trust, the Adviser, service providers of the Trust or broker dealers with selling agreements with the Distributor, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase and redeem shares of the Fund without paying a sales charge. In addition, shares of the Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement with the Distributor, but these shares will be subject to a contingent deferred sales charge if redeemed within three years. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

Tax Sheltered Retirement Plans

          Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact American Data Services, Inc. the Fund's transfer agent ( the "Transfer Agent") at 800-____-____ for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax adviser regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

          Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

          All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Depending on how long you own your Fund investment, you may have to pay a sales charge when you sell your Fund shares. The sales charge is called a "contingent deferred sales charge" or ("CDSC"). The amount of the charge depends on how long you own the shares. The sales charge is calculated by multiplying the net asset value of the shares at the time of sale or purchase, whichever is less, by the percentage shown on the following table.

          There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is paid to the [Distributor to reimburse the Distributor], in part, for distribution expenses incurred on behalf of the Fund. Investors who own shares for more than three years do not have to pay a sales charge when selling their shares; nor do investors who purchased shares at net asset value directly from the Fund. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

                        Contingent Deferred Sales Charge

          Redemption from date of purchase             CDSC on shares being sold

          Redemption within one year                     3.00%
          Over one year, but less than two years         2.00%
          Over two years, but less than three years      1.00%
          Over three years                               NONE

          Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption and the amount of any CDSC imposed on the redemption. A broker may charge a transaction fee for the redemption. Presently, there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares.

          By Mail - You may redeem any part of your account in the Fund by mail. Your request should be addressed to:

                         First American Bancshares Fund
                         c/o American Data Services, Inc.
                         24 W. Carver Street
                         Huntington, New York  11743

          "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by an "eligible guarantor institution." An eligible guarantor institution is defined as an institution that is a member of a Medallion Program, located in or having a correspondent in New York City. Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Transfer

Agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

          By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at (800) _____-_______. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

          The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving or in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

          Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (800) ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

          Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                            SHARE PRICE CALCULATION

          The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock

Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

          Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

          Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

          The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

          Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

          The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

          For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

          The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

          On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

          The Fund is a diversified series of The BSG Funds, an open-end management investment company organized as an Ohio business trust on January 14, 1997. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services.

          The Fund retains Heartland Advisory Group, Inc., 6230 Busch Blvd., Suite 201, Columbus, Ohio 43229 (the "Adviser") to manage the Fund's investments. The Adviser has been engaged in the business of researching, buying, holding, and selling the shares of community and regional banks for almost two decades. Since 1990, it has recommended more than 200 community banks to its clients for their portfolios.

          The Adviser typically follows 150-400 banks at any one time as candidates for investment. The Adviser researches these equity securities on the basis of the fundamentals of return on equity, return on assets, low loan loss experience, prosperous market conditions, special niche services, consumer-oriented staff, and experienced and seasoned management. The Adviser also gives consideration to the portion of insider ownership as it believes this is a potential indicator of the care and concern a bank's management and board of directors bring to the institution and it shareholders. The investment decisions of the Fund are made by a committee of the Adviser, which is primarily responsible for the day-to-day management of the Fund's portfolio.

          The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 2.50% of its average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses on non-interested person trustees and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser.

          The Fund retains American Data Services, Inc., 24 West Carver Street, Huntington, New York 11743 (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Adviser equal to an annual average rate of ____% of the Fund's average daily net assets. The Fund also retains American Data Services, Inc., (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent.

          The Fund retains Banc Stock Financial Services, Inc., 6230 Busch Blvd., Suite 201, Columbus, Ohio 43229 (the "Distributor") to act as the principal distributor of the Fund's shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.

          Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Distributor is a registered broker-dealer and it is anticipated that it will receive brokerage commissions from the Fund. Both the Adviser and the Distributor are wholly owned by Heartland Group of Companies, Inc. (d/b/a The Banc Stock Group)(the "Banc Stock Group"), a corporation which invests in financial services companies.

                       INVESTMENT POLICIES AND TECHNIQUES

          This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ.

Equity Securities

          The Fund may invest in common stock, preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Adviser intends to invest only in convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"). The Fund may hold warrants and rights issued in conjunction with common stock, but in general will sell any such warrants or rights as soon as practicable after they are received. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

General

          The Fund may utilize the following investment techniques, provided the Fund's investment in each does not exceed 5% of its net assets: engaging in short sales; purchasing call options; purchasing put options; writing (selling) covered call options; and, if the Fund is selling an equivalent amount of the same security short, writing (selling) put options. See "Additional Information About Fund Investments and Risk Considerations" in the Statement of Additional Information. Up to 15% of the Fund's portfolio may consist of illiquid securities.


                               GENERAL INFORMATION

          Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

          Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. The Fund will, however, sell any portfolio security (without regard to the length of time it has been held) when the Adviser believes that market conditions, creditworthiness factors or general economic conditions warrant such action. It is anticipated that the Fund will have a portfolio turnover rate of less than 100%.

          Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the offering made by this Prospectus, the Adviser purchased for investment all of the outstanding shares of the Fund. As a result, the Adviser and the Banc Stock Group (an Ohio corporation and the controlling shareholder of the Adviser) may be deemed to control the Fund.

                             PERFORMANCE INFORMATION

          The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

          The Fund may also periodically advertise its total return over various periods in addition to the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. The "total return" for the Fund refers to the percentage change in the value of an account between the beginning and end of the stated period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions.

          The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average.

          The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Adviser                           Transfer Agent and Administrator
Heartland Advisory Group, Inc.               (all redemption requests)
6230 Busch Blvd., Suite 201                  American Data Services, Inc.
Columbus, Ohio  43229                        24 West Carver Street
                                             Huntington, New York  11743

Custodian (all initial and subsequent        Auditors
   purchases)
Star Bank, N.A.                              McCurdy & Associates CPA's, Inc.
P.O. Box 641083                              27955 Clemens Road
Cincinnati, Ohio  45264                      Westlake, Ohio 44145

                                             Distributor
                                             Banc Stock Financial Services, Inc.
                                             6230 Busch Blvd., Suite 201
                                             Columbus, Ohio  43229

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

                                TABLE OF CONTENTS
                                                                      PAGE

SUMMARY OF FUND EXPENSES..............................................  2

          Shareholder Transaction Expenses............................  2
          Annual Fund Operating Expenses..............................  2

THE FUND  ............................................................  3

INVESTMENT OBJECTIVE AND STRATEGIES AND RISK CONSIDERATIONS...........  3

HOW TO INVEST IN THE FUND.............................................  4

          CAT Program.................................................  6
          Subsequent Purchases........................................  6
          Purchases at Net Asset Value ...............................  6
          Tax Sheltered Retirement Plans..............................  7
          Other Purchase Information..................................  7

HOW TO REDEEM SHARES..................................................  7

          By Mail  ...................................................  8
          By Telephone................................................  9
          Additional Information......................................  9

SHARE PRICE CALCULATION...............................................  9

DIVIDENDS AND DISTRIBUTIONS........................................... 10

TAXES     ............................................................ 10

OPERATION OF THE FUND................................................. 11

INVESTMENT POLICIES AND TECHNIQUES ................................... 12

          Equity Securities........................................... 12
          General  ................................................... 13

GENERAL INFORMATION................................................... 13

          Fundamental Policies........................................ 13
          Portfolio Turnover.......................................... 13
          Shareholder Rights.......................................... 13

PERFORMANCE INFORMATION............................................... 13

                         FIRST AMERICAN BANCSHARES FUND




                       STATEMENT OF ADDITIONAL INFORMATION



                             _________________, 1997










          This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of First American Bancshares Fund dated ____________________, 1997. A copy of the Prospectus can be obtained by writing the Transfer Agent at 24 W. Carver Street, Huntington, New York 11743, or by calling 1-800-_______________.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

                                                                       PAGE


DESCRIPTION OF THE TRUST................................................  1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
AND RISK CONSIDERATIONS.................................................  1

INVESTMENT LIMITATIONS..................................................  3

THE INVESTMENT ADVISER..................................................  5

TRUSTEES AND OFFICERS...................................................  5

PORTFOLIO TRANSACTIONS AND BROKERAGE....................................  6

DETERMINATION OF SHARE PRICE............................................  8

INVESTMENT PERFORMANCE..................................................  8

CUSTODIAN ..............................................................  9

TRANSFER AGENT..........................................................  9

ACCOUNTANTS............................................................. 10

DISTRIBUTOR............................................................. 10

DESCRIPTION OF THE TRUST

          First American Bancshares Fund (the "Fund") was organized as a series of The BSG Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees.

          Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

          Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS

          This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objective and Strategies and Risk Considerations" and "Investment Policies and Techniques").

          A. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

         In connection with its short sales, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. The Fund will limit its short sales so that no more than 5% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

     B. Option Transactions. The Fund may engage in option transactions involving individual securities and market indexes. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security in the case of a call option. The Fund will sell (write) put options only if the Fund is selling an equivalent amount of the same security short. When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian.

     The purchase and writing of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

     C. Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT LIMITATIONS

          Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

          1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

          2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this Statement of Additional Information.

          3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

          4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

          5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

          6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or
(c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

          7. Concentration. The Fund will not invest 25% or more of its total assets in any particular industry other than the banking and financial institutions industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

          With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

          Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

          Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

          1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

          2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

          3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

          4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this Statement of Additional Information.

THE INVESTMENT ADVISER

          The Fund's investment adviser is Heartland Advisory Group, Inc., 6230 Busch Blvd., Suite 201, Columbus, Ohio 43229 (the "Adviser"). The Adviser is a wholly owned subsidiary of Heartland Group of Companies, Inc. ( d/b/a The Banc Stock Group).

          Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

          The Adviser retains the right to use the names "BSG" and "First American Bancshares" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the names "BSG" and "First American Bancshares" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

          The Adviser [Distributor] may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass- Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

          The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

    Name, Age                Position                Principal Occupations
    and Address                                      During Past 5 Years

Michael E. Guirlinger *      Trustee, President and  Director, president and
Age: 49                      Treasurer               treasurer of  Heartland
6230 Busch Blvd., Suite 201                          Advisory Group, Inc.;
Columbus, Ohio  43229                                director, president and
                                                     treasurer of The Banc
                                                     Stock Group;  director,
                                                     vice president and
                                                     treasurer of Banc Stock
                                                     Financial Services, Inc.**;
                                                     president and treasurer of
                                                     Buckeye Banc Stocks, Inc.,
                                                     an intra-state broker-
                                                     dealer, 6230 Busch Blvd.,
                                                     Suite 201, Columbus, Ohio.

Lisa R. Hunter *             Secretary               Vice president of Banc
                                                     Stock Financial Services,
Age: 43                                              Inc.** Prior to 1995,
6230 Busch  Blvd.,  Suite 201                        compliance administrator of
Columbus, Ohio 43229                                 VESTAX Securities Corp.





          Trustee fees are Trust expenses. The following table estimates the Trustees' compensation for the first full year of the Trust ending ________________, 1997.



                                             Total Compensation
                                             from Trust (the Trust is
                    Name                     not in a Fund Complex)


                    ________________         ______________________

                    ________________         ______________________

                    ________________         ______________________







** Banc Stock Financial Services, Inc. is the Trust's principal underwriter. The Adviser and The Banc Stock Group are affiliated with the distributor.


PORTFOLIO TRANSACTIONS AND BROKERAGE

          Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

          The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

          Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

          While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

          The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that Banc Stock Financial Services, Inc. ("BSFS"), in its capacity as a registered broker-dealer, will effect substantially all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Mesirow Financial, Inc.

          Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

          Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Adviser (such as BSFS) may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, BSFS will not serve as the Fund's dealer in connection with over-the-counter transactions. However, BSFS may serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through Mesirow Financial, Inc.

          The Fund will not effect any brokerage transactions in its portfolio securities with BSFS if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Agreement provides that affiliates, or any affiliates of affiliates, of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to BSFS, it is the policy of the Fund that such commissions will, in the judgment of the Trust's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by BSFS on comparable transactions for its most favored unaffiliated customers, except for customers of BSFS considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by BSFS to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

          The Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by BSFS from brokerage commissions generated from portfolio transactions of the Fund.

          While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. BSFS will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

          When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Fund) may also be blocked with those of the Adviser, the Distributor or any of their affiliates. These parties will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Fund) are filled.

DETERMINATION OF SHARE PRICE

          The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

          The Fund's Prospectus, in the section "How To Invest in the Fund," describes certain types of investors for whom sales changes will be waived. The Trustees have determined that the Fund incurs no appreciable distribution expenses in connection with sales to these investors and that it is therefore appropriate to waive sales charges for these investors.

INVESTMENT PERFORMANCE

          "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1+T)n=ERV

Where:             P       =   a hypothetical $1,000 initial investment
                   T       =   average annual total return
                   n       =   number of years
                   ERV     =   ending redeemable value at the end of the
                               applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

          The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

          From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

          In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

          Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

          American Data Services, Inc., 24 W. Carver Street, Huntington, New York 11743, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, American Data Services, Inc., in its capacity as

Fund Administrator, provides the Fund with certain monthly reports, record-keeping and other management-related services. For a description of the fees paid by the Adviser on behalf of the Fund for these administrative services, see "Operation of the Fund" in the Fund's Prospectus.

ACCOUNTANTS

          The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending ______________________, 1998. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

          Banc Stock Financial Services, Inc., 6230 Busch Blvd., Suite 201, Columbus, Ohio 43229, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

                                  The BSG Funds


PART C.            OTHER INFORMATION


Item 24.           Financial Statements and Exhibits

                   (a)     Financial Statements

                           Included in Part A: None


                           Included in Part B: None

                   (b)     Exhibits

                           (1) Copy of Registrant's Declaration of Trust is filed herewith.

                           (2)      Copy of Registrant's By-Laws is filed
                                    herewith.

                           (3)      Voting Trust Agreements - None.

                           (4)      Specimen of Share Certificates - None.

                           (5) Copy of Registrant's proposed Management Agreement with its Adviser, Heartland Advisory Group, Inc. is filed herewith.

                           (6) Underwriting or Distribution Contracts and Agreements with Principal Underwriters and Dealers (to be supplied).

                           (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

                           (8) Copy of Registrant's Agreement with the Custodian (to be supplied).

                           (9)      Other Material Contracts - None.

                           (10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

                           (11)     Consent of independent public accountants
                                     - None.

                           (12)     Financial Statements Omitted from Item 23
                                     - None.

                           (13) Copy of Letter of Initial Stockholders (to be supplied).

                           (14) Model Plan used in Establishment of any Retirement Plan - None.

                           (15)     12b-1 Distribution Expense Plan - None.

                           (16)     Schedule for Computation of Each
                                    Performance Quotation - None.

                           (17)     Financial Data Schedule - None.

                           (18)     Rule 18f-3 Plan - None.

                           (19)     (i)  Power of Attorney for Registrant and
                                         Certificate with respect thereto are
                                         filed herewith.

                                    (ii) Powers of Attorney for Trustees and
                                         Officers are filed herewith.

Item 25. Persons Controlled by or Under Common Control with the Registrant

                   None.

Item 26.           Number of Holders of Securities (as of February 1, 1997)
--------           --------------------------------------------------------

          Title of Class                          Number of Record Holders

First American Bancshares Fund                                0

Item 27.           Indemnification

                   (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                                             Section  6.4   Indemnification   of
                                    Trustees,  Officers,  etc.  Subject  to  and
                                    except   as   otherwise   provided   in  the
                                    Securities Act of 1933, as amended,  and the
                                    1940 Act, the Trust shall  indemnify each of
                                    its Trustees and officers (including persons
                                    who  serve  at  the   Trust's   request   as
                                    directors,  officers  or trustees of another
                                    organization  in  which  the  Trust  has any
                                    interest  as  a  shareholder,   creditor  or
                                    otherwise  (hereinafter  referred  to  as  a
                                    "Covered  Person")  against all liabilities,
                                    including but not limited to amounts paid in
                                    satisfaction of judgments,  in compromise or
                                    as  fines  and   penalties,   and  expenses,
                                    including   reasonable    accountants'   and
                                    counsel fees, incurred by any Covered Person
                                    in   connection    with   the   defense   or
                                    disposition  of any  action,  suit or  other
                                    proceeding,   whether   civil  or  criminal,
                                    before any
                                    court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                                             Section 6.5  Advances of  Expenses.
                                    The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                                             Section  6.6   Indemnification  Not
                                    Exclusive, etc. The right of indemnification
                                    provided  by this  Article  VI shall  not be
                                    exclusive  of or affect any other  rights to
                                    which  any  such   Covered   Person  may  be
                                    entitled.   As  used  in  this  Article  VI,
                                    "Covered Person" shall include such person's
                                    heirs, executors and administrators. Nothing
                                    contained in this  article  shall affect any
                                    rights to indemnification to which personnel
                                    of  the  Trust,   other  than  Trustees  and
                                    officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                           The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                   (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

                   (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.           Business and Other Connections of Investment Adviser

                   A. Heartland Advisory Group, Inc., 6230 Busch Blvd., Suite 201, Columbus, Ohio 43229 ("HAG"), adviser to The BSG Funds, is a registered investment adviser.

                           (1) HAG has engaged in no other business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of HAG during the past two years.

                                    (a)  Mark A. Davis: vice president of HAG;
                                         vice president of research, Heartland
                                         Group of Companies, Inc. (d/b/a The
                                         Banc Stock Group), the parent company
                                         of HAG, 6230 Busch Blvd., Suite 201,
                                         Columbus, Ohio; registered principal,
                                         Banc Stock Financial Services, Inc.
                                         ("BSFS"), a broker-dealer, 6230 Busch
                                         Blvd., Suite 201, Columbus, Ohio.

                                    (b)  Michael E. Guirlinger: director,
                                         president and treasurer of HAG;
                                         director, president and treasurer of
                                         The Banc Stock Group; director, vice
                                         president and treasurer of BSFS;

                                         president and treasurer of
                                         Buckeye Banc Stocks, Inc.,  ("BBS")
                                         an intra-state broker-dealer,
                                         6230 Busch  Blvd., Suite 201,
                                         Columbus, Ohio.

                                    (c)  Sandra L. Quinn, secretary of HAG,
                                         BBS and BSFS; director and
                                         secretary of The Banc Stock Group
                                         and BSE.

Item 29.           Principal Underwriters

                   (a)     None.

                   (b) Banc Stock Financial Services, Inc. ("BSFS"), 6230 Busch Blvd., Suite 201, Columbus, Ohio is the Registrant's principal underwriter. Anthony J.Reilly is the President, Michael E. Guirlinger is the Treasurer and Sandra L. Quinn is the Secretary of the underwriter. Michael E. Guirlinger is the President and a Trustee of the Registrant.

Item 30.           Location of Accounts and Records

                   Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 6230 Busch Blvd., Suite 201, Columbus, Ohio 43229and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, American Data Services, Inc., 24 West Carver Street, Huntington, New York 11743.

Item 31.           Management Services Not Discussed in Parts A or B

                   None.

Item 32.           Undertakings

                   (a)     Not Applicable.

                   (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                   (c) The Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of this registration.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 19th day of February, 1997.


                                  The BSG Funds


                                  By:/s/ Donald S. Mendelsohn
                                     Donald S. Mendelsohn,
                                     Attorney-in-Fact


          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Michael E. Guirlinger,
President and Trustee             By:/s/ Donald S. Mendelsohn
                                  Donald S. Mendelsohn,
                                  Attorney-in-Fact

                                  February 19, 1997

                                  EXHIBIT INDEX

                                                                      PAGE
                                                                      ----
 1.       Declaration of Trust ......................................EX-99.B1

 2.       By-Laws....................................................EX-99.B2

 3.       Proposed Management Agreement..............................EX-99.B5

 4.       Opinion of Brown, Cummins & Brown Co., L.P.A. .............EX-99.B10

 5.       Power of Attorney..........................................EX-99.POA

                                  THE BSG FUNDS

                       AGREEMENT AND DECLARATION OF TRUST

                                January 14, 1997

                                  THE BSG FUNDS
                       AGREEMENT AND DECLARATION OF TRUST

                                TABLE OF CONTENTS



ARTICLE I - NAME AND DEFINITIONS........................................  1

    Section 1.1      Name...............................................  1
    Section 1.2      Definitions........................................  1

            (a)     The "Trust".........................................  1
            (b)     "Trustees"..........................................  1
            (c)     "Shares"............................................  1
            (d)     "Series"............................................  1
            (e)     "Class".............................................  2
            (f)     "Shareholder".......................................  2
            (g)     The "1940 Act"......................................  2
            (h)     "Commission"........................................  2
            (i)     "Declaration of Trust"..............................  2
            (j)     "By-Laws"...........................................  2

ARTICLE II - PURPOSE OF TRUST...........................................  2

ARTICLE III - THE TRUSTEES..............................................  2

    Section 3.1      Number, Designation, Election, Term, etc...........  2

            (a)     Initial Trustees....................................  2
            (b)     Number..............................................  2
            (c)     Term................................................  2
            (d)     Resignation and Retirement..........................  3
            (e)     Removal.............................................  3
            (f)     Vacancies...........................................  3
            (g)     Effect of Death, Resignation, etc...................  3
            (h)     No Accounting.......................................  3
    Section 3.2      Powers of Trustees.................................  4

            (a)     Investments.........................................  4
            (b)     Disposition of Assets...............................  4
            (c)     Ownership Powers....................................  4
            (d)     Subscription........................................  5
            (e)     Form of Holding.....................................  5
            (f)     Reorganization, etc.................................  5
            (g)     Voting Trusts, etc..................................  5
            (h)     Compromise..........................................  5

            (i)     Partnerships, etc...................................  5
            (j)     Borrowing and Security..............................  5
            (k)     Guarantees, etc.....................................  5
            (l)     Insurance...........................................  5
            (m)     Pensions, etc.......................................  6

   Section 3.3      Certain Contracts...................................  6

            (a)     Advisory............................................  6
            (b)     Administration......................................  7
            (c)     Distribution........................................  7
            (d)     Custodian and Depository............................  7
            (e)     Transfer and Dividend Disbursing Agency.............  7
            (f)     Shareholder Servicing...............................  7
            (g)     Accounting..........................................  7

   Section 3.4      Payment of Trust Expenses and Compensation
                             of Trustees................................  8
   Section 3.5      Ownership of Assets of the Trust....................  8

ARTICLE IV - SHARES.....................................................  8

   Section 4.1      Description of Shares...............................  8
   Section 4.2      Establishment and Designation of Series............. 10

            (a)     Assets Belonging to Series.......................... 10
            (b)     Liabilities Belonging to Series..................... 10
            (c)     Dividends........................................... 11
            (d)     Liquidation......................................... 12
            (e)     Voting.............................................. 12
            (f)     Redemption by Shareholder........................... 12
            (g)     Redemption by Trust................................. 12
            (h)     Net Asset Value..................................... 13
            (i)     Transfer............................................ 13
            (j)     Equality............................................ 13
            (k)     Fractions........................................... 14
            (l)     Conversion Rights................................... 14

   Section 4.3      Ownership of Shares................................. 14
   Section 4.4      Investments in the Trust............................ 14
   Section 4.5      No Preemptive Rights................................ 14
   Section 4.6      Status of Shares and Limitation of Personal
                    Liability........................................... 14

ARTICLE V - SHAREHOLDERS' VOTING POWERS AND MEETINGS.................... 15

   Section 5.1      Voting Powers....................................... 15
   Section 5.2      Meetings............................................ 15
   Section 5.3      Record Dates........................................ 15
   Section 5.4      Quorum and Required Vote............................ 16
   Section 5.5      Action by Written Consent........................... 16
   Section 5.6      Inspection of Records............................... 16
   Section 5.7      Additional Provisions............................... 16

ARTICLE VI - LIMITATION OF LIABILITY; INDEMNIFICATION................... 16

   Section 6.1      Trustees, Shareholders, etc. Not Personally
                    Liable; Notice...................................... 16
   Section 6.2      Trustee's Good Faith Action; Expert Advice;
                    No Bond or Surety................................... 17
   Section 6.3      Indemnification of Shareholders..................... 17
   Section 6.4      Indemnification of Trustees, Officers, etc.......... 18
   Section 6.5      Advances of Expenses................................ 18
   Section 6.6      Indemnification Not Exclusive, etc.................. 18
   Section 6.7      Liability of Third Persons Dealing with
                    Trustees............................................ 18

ARTICLE VII - MISCELLANEOUS............................................. 18

    Section 7.1      Duration and Termination of Trust.................. 18
    Section 7.2      Reorganization..................................... 19
    Section 7.3      Amendments......................................... 19
    Section 7.4      Filing of Copies; References; Headings............. 20
    Section 7.5      Applicable Law..................................... 20

ARTICLE I - NAME AND DEFINITIONS........................................  1

    Section 1.1      Name...............................................  1
    Section 1.2      Definitions........................................  1

            (a)     The "Trust".........................................  1
            (b)     "Trustees"..........................................  1
            (c)     "Shares"............................................  1
            (d)     "Series"............................................  1
            (e)     "Shareholder".......................................  2
            (f)     The "1940 Act"......................................  2
            (g)     "Commission"........................................  2
            (h)     "Declaration of Trust"..............................  2
            (i)     "By-Laws"...........................................  2

ARTICLE II - PURPOSE OF TRUST...........................................  2

ARTICLE III - THE TRUSTEES..............................................  2

   Section 3.1      Number, Designation, Election, Term, etc............  2

            (a)     Initial Trustees....................................  2
            (b)     Number..............................................  2
            (c)     Term................................................  2
            (d)     Resignation and Retirement..........................  3
            (e)     Removal.............................................  3
            (f)     Vacancies...........................................  3
            (g)     Effect of Death, Resignation, etc...................  3
            (h)     No Accounting.......................................  3

   Section 3.2      Powers of Trustees..................................  4

            (a)     Investments.........................................  4
            (b)     Disposition of Assets...............................  4
            (c)     Ownership Powers....................................  4
            (d)     Subscription........................................  5
            (e)     Form of Holding.....................................  5
            (f)     Reorganization, etc.................................  5
            (g)     Voting Trusts, etc..................................  5
            (h)     Compromise..........................................  5
            (i)     Partnerships, etc...................................  5
            (j)     Borrowing and Security..............................  5
            (k)     Guarantees, etc.....................................  5
            (l)     Insurance...........................................  5
            (m)     Pensions, etc.......................................  6

   Section 3.3      Certain Contracts...................................  6

            (a)     Advisory............................................  6
            (b)     Administration......................................  7
            (c)     Distribution........................................  7
            (d)     Custodian and Depository............................  7
            (e)     Transfer and Dividend Disbursing Agency.............  7
            (f)     Shareholder Servicing...............................  7
            (g)     Accounting..........................................  7

   Section 3.4      Payment of Trust Expenses and Compensation
                    of Trustees.........................................  8
   Section 3.5      Ownership of Assets of the Trust....................  8

ARTICLE IV - SHARES

   Section 4.1      Description of Shares..............................  8
   Section 4.2      Establishment and Designation of Series............ 10

            (a)     Assets Belonging to Series......................... 10
            (b)     Liabilities Belonging to Series.................... 11
            (c)     Dividends.......................................... 11
            (d)     Liquidation........................................ 12
            (e)     Voting............................................. 12
            (f)     Redemption by Shareholder.......................... 12
            (g)     Redemption by Trust................................ 13
            (h)     Net Asset Value.................................... 13
            (i)     Transfer........................................... 13
            (j)     Equality........................................... 13
            (k)     Fractions.......................................... 14
            (l)     Conversion Rights.................................. 14

   Section 4.3      Ownership of Shares................................ 14
   Section 4.4      Investments in the Trust........................... 14
   Section 4.5      No Preemptive Rights............................... 14
   Section 4.6      Status of Shares and Limitation of Personal
                    Liability.......................................... 14

ARTICLE V - SHAREHOLDERS' VOTING POWERS AND MEETINGS................... 15

   Section 5.1      Voting Powers...................................... 15
   Section 5.2      Meetings........................................... 15
   Section 5.3      Record Dates....................................... 16
   Section 5.4      Quorum and Required Vote........................... 16
   Section 5.5      Action by Written Consent.......................... 16
   Section 5.6      Inspection of Records.............................. 16
   Section 5.7      Additional Provisions.............................. 16

ARTICLE VI - LIMITATION OF LIABILITY; INDEMNIFICATION.................. 17

   Section 6.1      Trustees, Shareholders, etc. Not Personally
                    Liable; Notice..................................... 17
   Section 6.2      Trustee's Good Faith Action; Expert Advice;
                    No Bond or Surety.................................. 17
   Section 6.3      Indemnification of Shareholders.................... 18
   Section 6.4      Indemnification of Trustees, Officers, etc......... 18
   Section 6.5      Advances of Expenses............................... 18
   Section 6.6      Indemnification Not Exclusive, etc................. 18
   Section 6.7      Liability of Third Persons Dealing with
                    Trustees........................................... 18

ARTICLE VII - MISCELLANEOUS............................................ 19

   Section 7.1      Duration and Termination of Trust.................. 19
   Section 7.2      Reorganization..................................... 19
   Section 7.3      Amendments......................................... 19
   Section 7.4      Filing of Copies; References; Headings............. 20
   Section 7.5      Applicable Law..................................... 20

                                  THE BSG FUNDS

                       AGREEMENT AND DECLARATION OF TRUST

          AGREEMENT AND DECLARATION OF TRUST made at Columbus, Ohio this 14th day of January, 1997, by the Trustee hereunder, and by the holders of Shares of beneficial interest to be issued hereunder as hereinafter provided.

                                   WITNESSETH:

          WHEREAS, this Trust is being formed to carry on the business of an investment company; and

          WHEREAS, the Trustees have agreed to manage all property coming into their hands as trustees of an Ohio business trust in accordance with the provisions hereinafter set forth.

          NOW, THEREFORE, the Trustees hereby declare that they will hold all cash, securities and other assets which they may from time to time acquire in any manner as Trustees hereunder IN TRUST to manage and dispose of the same upon the following terms and conditions for the benefit of the holders from time to time of shares of beneficial interest in this Trust as hereinafter set forth.

                                    ARTICLE I
                              NAME AND DEFINITIONS

          Section 1.1 Name. This Trust shall be known as "The BSG Funds" and the Trustees shall conduct the business of the Trust under that name or any other name as they may from time to time determine.

          Section 1.2 Definitions. Whenever used herein, unless otherwise required by the context or specifically provided:

          (a) The "Trust" refers to the Ohio business trust established by this Agreement and Declaration of Trust, as amended from time to time;

          (b) "Trustee" refers to the Trustees of the Trust named herein or elected in accordance with Article III;

          (c) "Shares" refers to the transferable units of interest into which the beneficial interest in the Trust, shall be divided from time to time, including the shares of any and all Series or Classes which may be established by the Trustees, and includes fractions of Shares as well as whole Shares;

          (d) "Series" refers to Series of Shares established and designated under or in accordance with the provisions of
                   Article IV;

          (e) "Class" refers to a class or sub-series of any Series of Shares established and designated under and in accordance with the provisions of Article IV;

          (f)      "Shareholder" means a record owner of Shares;

          (g) The "1940 Act" refers to the Investment Company Act of 1940 and the Rules and Regulations thereunder, all as amended from time to time;

          (h)      "Commission" shall have the meaning given it in the 1940
                   Act;

          (i) "Declaration of Trust" shall mean this Agreement and Declaration of Trust as amended or restated from time to time; and

          (j) "By-Laws" shall mean the By-Laws of the Trust as amended from time to time.

                                   ARTICLE II
                                PURPOSE OF TRUST

          The purpose of the Trust is to operate as an investment company, to offer Shareholders one or more investment programs primarily in securities and debt instruments and to engage in any and all lawful acts or activities for which business trusts may be formed under Chapter 1746 of the Ohio Revised Code.

                                   ARTICLE III
                                   THE TRUSTEE

          Section 3.1      Number, Designation, Election, Term, etc.

          (a) Initial Trustee. Upon his execution of this Declaration of Trust or a counterpart hereof or some other writing in which he accepts such Trusteeship and agrees to the provisions hereof, Michael Guirlinger shall become Trustee hereof.

          (b)      Number.  The Trustees serving as such, whether named above
                   ------
                   or hereafter becoming a Trustee, may increase or decrease the number of Trustees to a number other than the number theretofore determined. No decrease in the number of Trustees shall have the effect of removing any Trustee from office prior to the expiration of his term, but the number of Trustees may be decreased in conjunction with the removal of a Trustee pursuant to subsection (e) of this
                   Section 3.1.

          (c) Term. Each Trustee shall serve as a Trustee during the lifetime of the Trust and until its termination as hereinafter provided or until such Trustee sooner dies, resigns, retires or is removed. The Trustees may elect their own successors and may, pursuant to Section 3.1(f) hereof, appoint Trustees to fill vacancies; provided that, immediately after filling a vacancy, at least two-thirds of the Trustees then holding office shall have been elected to such office by the Shareholders at an annual or special meeting. If at any time less than a majority of the Trustees then holding office were so elected, the Trustees shall forthwith cause to be held as promptly as possible, and in any event within 60 days, a meeting of Shareholders for the purpose of electing Trustees to fill any existing vacancies.

          (d) Resignation and Retirement. Any Trustee may resign his trust or retire as a Trustee,by written instrument signed by him and delivered to the other Trustees or to any officer of the Trust, and such resignation or retirement shall take effect upon such delivery or upon such later date as is specified in such instrument.

          (e)      Removal.  Any Trustee may be removed with or without cause
                   -------
                   at any time: (i) by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective, (ii) by vote of the Shareholders holding not less than two-thirds of the Shares then outstanding, cast in person or by proxy at any meeting called for the purpose, or (iii)by a declaration in writing signed by Shareholders holding not less than two-thirds of the Shares then outstanding and filed with the Trust's Custodian.

          (f)      Vacancies.  Any vacancy or anticipated vacancy resulting
                   ---------
                   from any reason, including without limitation the death, resignation, retirement, removal or incapacity of any of the Trustees, or resulting from an increase in the number of Trustees by the Trustees may (but so long as there are at least three remaining Trustees, need not unless required by the 1940 Act) be filled either by a majority of the remaining Trustees through the appointment in writing of such other person as such remaining Trustees in their discretion shall determine (unless a shareholder election is required by the 1940 Act) or by the election by the Shareholders, at a meeting called for the purpose, of a person to fill such vacancy, and such appointment or election shall be effective upon the written acceptance of the person named therein to serve as a Trustee and agreement by such person to be bound by the provisions of this Declaration of Trust, except that any such appointment or election in anticipation of a vacancy to occur by reason of retirement, resignation, or increase in number of Trustees to be effective at a later date shall become effective only at or after the effective date of said retirement, resignation, or increase in number of Trustees. As soon as any Trustee so appointed or elected shall have accepted such appointment or election and shall have agreed in writing to be bound by this Declaration of Trust and the appointment or election is effective, the Trust estate shall vest in the new Trustee, together with the continuing Trustees, without any further act or conveyance.

          (g) Effect of Death, Resignation, etc. The death, resignation, retirement, removal, or incapacity of the Trustees, or any one of them, shall not operate to annul or terminate the Trust or to revoke or terminate any existing agency or contract created or entered into pursuant to the terms of this Declaration of Trust.

          (h) No Accounting. Except to the extent required by the 1940 Act or under circumstances which would justify his removal for cause, no person ceasing to be a Trustee as a result of his death, resignation, retirement, removal or incapacity (nor the estate of any such person) shall be required to make an accounting to the Shareholders or remaining Trustees upon such cessation.

          Section 3.2 Powers of Trustees. Subject to the provisions of this Declaration of Trust, the business of the Trust shall be managed by the Trustee, and he shall have all powers necessary or convenient to carry out that responsibility and the purpose of the Trust. Without limiting the foregoing, the Trustee may adopt By-Laws not inconsistent with this Declaration of Trust providing for the conduct of the business and affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; they may as they consider appropriate elect and remove officers and appoint and terminate agents and consultants and hire and terminate employees, any one or more of the foregoing of whom may be a Trustee, and may provide for the compensation of all of the foregoing; he may appoint from his own number, and terminate, any one or more committees consisting of two or more Trustees, including without implied limitation an executive committee, which may, when the Trustee is not in session and subject to the 1940 Act, exercise some or all of the power and authority of the Trustees as the Trustees may determine; in accordance with Section 3.3 they may employ one or more Advisers, Administrators, Depositories and Custodians and may authorize any Depository or Custodian to employ subcustodians or agents and to deposit all or any part of such assets in a system or systems for the central handling of securities and debt instruments, retain transfer, dividend, accounting or Shareholder servicing agents or any of the foregoing, provide for the distribution of Shares by the Trust through one or more distributors, principal underwriters or otherwise, set record dates or times for the determination of Shareholders or number of them with respect to various matters; he may compensate or provide for the compensation of the Trustees, officers, advisers, administrators, custodians, other agents, consultants and employees of the Trust or the Trustees on such terms as they deem appropriate; and in general he may delegate to any officer of the Trust, to any committee of the Trustees and to any employee, adviser, administrator, distributor, principal underwriter, depository, custodian, transfer and dividend disbursing agent, or any other agent or consultant of the Trust such authority, powers, functions and duties as he considers desirable or appropriate for the conduct of the business and affairs of the Trust, including without implied limitation the power and authority to act in the name of the Trust and of the Trustees, to sign documents and to act as attorney-in-fact for the Trustees.

          Without limiting the foregoing and to the extent not inconsistent with the 1940 Act or other applicable law, the Trustee shall have power and authority:

          (a) Investments. To invest and reinvest cash and other property, and to hold cash or other property uninvested without in any event being bound or limited by any present or future law or custom in regard to investments by trustees;

          (b) Disposition of Assets. To sell, exchange, lend, pledge, mortgage, hypothecate, write options on and lease any or all of the assets of the Trust;

          (c)      Ownership Powers.  To vote or give assent, or exercise any
                   ----------------
                   rights of ownership, with respect to stock or other securities, debt instruments or property; and to execute and deliver proxies or powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities, debt instruments or property as the Trustees shall deem proper;

          (d) Subscription. To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities or debt instruments;

          (e) Form of Holding. To hold any security, debt instrument or property in a form not indicating any trust, whether in bearer, unregistered or other negotiable form, or in the name of the Trustees or of the Trust or in the name of a custodian, subcustodian or other depository or a nominee or nominees or otherwise;

          (f)      Reorganization, etc.  To consent to or participate in any
                   --------------------
                   plan for the reorganization, consolidation or merger of any corporation or issuer, any security or debt instrument of which is or was held in the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation or issuer, and to pay calls or subscriptions with respect to any security or debt instrument held in the Trust;

          (g) Voting Trusts, etc. To join with other holders of any securities or debt instruments in acting through a committee, depository, voting trustee or otherwise, and in that connection to deposit any security or debt instrument with, or transfer any security or debt instrument to, any such committee, depository or trustee, and to delegate to them such power and authority with relation to any security or debt instrument (whether or not so deposited or transferred) as the Trustees shall deem proper, and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depository or trustee as the Trustees shall deem proper;

          (h) Compromise. To compromise, arbitrate or otherwise adjust claims in favor of or against the Trust or any matter in controversy, including but not limited to claims for taxes;

          (i) Partnerships, etc. To enter into joint ventures, general or limited partnerships and any other combinations or associations;

          (j) Borrowing and Security. To borrow funds and to mortgage and pledge the assets of the Trust or any part thereof to secure obligations arising in connection with such borrowing;

          (k) Guarantees, etc. To endorse or guarantee the payment of any notes or other obligations of any person; to make contracts of guaranty or suretyship, or otherwise assume liability for payment thereof; and to mortgage and pledge the Trust property or any part thereof to secure any of or all such obligations;

          (l)      Insurance.  To purchase and pay for entirely out of Trust
                   ---------
                   property such insurance as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors, or any thereof (or any person connected therewith), of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence; provided, however, that insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith,gross negligence or reckless disregard of the duties involved in the conduct of their offices may not be purchased; and

          (m) Pensions, etc. To pay pensions for faithful service, as deemed appropriate by the Trustees, and to adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust.

          Except as otherwise provided by the 1940 Act or other applicable law, this Declaration of Trust or the By-Laws, any action to be taken by the Trustee may be taken by a majority of the Trustees present at a meeting of Trustees (a quorum, consisting of at least a majority of the Trustees then in office, being present), within or without Ohio, including any meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time and participation by such means shall constitute presence in person at a meeting, or by written consents of a majority of the Trustees then in office (or such larger or different number as may be required by the 1940 Act or other applicable law).

          Section  3.3  Certain  Contracts.   Subject  to  compliance  with  the
provisions of the 1940 Act, but notwithstanding any limitations of present and future law or custom in regard to delegation of powers by trustees generally, the Trustee may, at any time and from time to time and without limiting the generality of their powers and authority otherwise set forth herein, enter into one or more contracts with any one or more corporations, trusts, associations, partnerships, limited partnerships, other type of organizations, or individuals ("Contracting Party") to provide for the performance and assumption of some or all of the following services, duties and responsibilities to, for or of the Trust and/or the Trustee, and to provide for the performance and assumption of such other services, duties and responsibilities in addition to those set forth below as the Trustee may determine appropriate:

          (a)      Advisory.  Subject to the general supervision of the
                   --------
                   Trustee and in conformity with the stated policy of the Trustee with respect to the investments of the Trust or of the assets belonging to any Series of Shares of the Trust (as that phrase is defined in subsection (a) of Section 4.2), to manage such investments and assets, make investment decisions with respect thereto, and to place purchase and sale orders for portfolio transactions relating to such investments and assets;

          (b)      Administration.  Subject to the general supervision of the
                   --------------
                   Trustee and in conformity with any policies of the Trustee with respect to the operations of the Trust, to supervise all or any part of the operations of the Trust, and to provide all or any part of the administrative and clerical personnel, office space and office equipment and services appropriate for the efficient administration and operations of the Trust;

          (c) Distribution. To distribute the Shares of the Trust, to be principal underwriter of such Shares, and/or to act as agent of the Trust in the sale of Shares and the acceptance or rejection of orders for the purchase of Shares;

          (d) Custodian and Depository. To act as depository for and to maintain custody of the property of the Trust and accounting records in connection therewith;

          (e) Transfer and Dividend Disbursing Agency. To maintain records of the ownership of outstanding Shares, the issuance and redemption and the transfer thereof, and to disburse any dividends declared by the Trustee and in accordance with the policies of the Trustees and/or the instructions of any particular Shareholder to reinvest any such dividends;

          (f) Shareholder Servicing. To provide service with respect to the relationship of the Trust and its Shareholders, records with respect to Shareholders and their Shares, and similar matters; and

          (g) Accounting. To handle all or any part of the accounting responsibilities, whether with respect to the Trust's properties, Shareholders or otherwise.

The same person may be the Contracting Party for some or all of the services, duties and responsibilities to, for and of the Trust and/or the Trustees, and the contracts with respect thereto may contain such terms interpretive of or in addition to the delineation of the services, duties and responsibilities provided for, including provisions that are not inconsistent with the 1940 Act relating to the standard of duty of and the rights to indemnification of the Contracting Party and others, as the Trustees may determine. Nothing herein shall preclude, prevent or limit the Trust or a Contracting Party from entering into subcontractual arrangements relative to any of the matters referred to in Sections 3.3(a) through (g) hereof.

          Subject to the provisions of the 1940 Act, the fact that:

                   (i) any of the Shareholders, Trustees or officers of the Trust is a shareholder, director, officer, partner, trustee, employee, manager, adviser, principal underwriter or distributor or agent of or for any Contracting Party, or of or for any parent or affiliate of any Contracting Party or that the Contracting Party or any parent or affiliate thereof is a Shareholder or has an interest in the Trust, or that

                   (ii) any Contracting Party may have a contract  providing for
          the  rendering of any  similar   services  to  one  or  more  other
          corporations, trusts, associations, partnerships, limited partnerships or other organizations, or has other business or interests,

shall not affect the validity of any contract for the performance and assumption of services, duties and responsibilities to, for or of the Trust and/or the Trustees or disqualify any Shareholder, Trustee or officer of the Trust from voting upon or executing the same or create any liability or accountability to the Trust or its Shareholders, provided that in the case of any relationship or interest referred to in the preceding clause (i) on the part of any Trustee or officer of the Trust either (l) the material facts as to such relationship or interest have been disclosed to or are known by the Trustees not having any such relationship or interest and the contract involved is approved in good faith reasonably justified by such facts by a majority of such Trustees not having any such relationship or interest (even though such unrelated or disinterested Trustees are less than a quorum of all of the Trustees), (2) the material facts as to such relationship or interest and as to the contract have been disclosed to or are known by the Shareholders not having such relationship or interest and who are entitled to vote thereon and the contract involved is specifically approved in good faith by majority vote of such Shareholders, or (3) the specific contract involved is fair to the Trust as of the time it is authorized, approved or ratified by the Trustees or by the Shareholders.

          Section 3.4 Payment of Trust Expenses and Compensation of Trustees. The Trustees are authorized to pay or to cause to be paid out of the principal or income of the Trust, or partly out of principal and partly out of income, and to charge or allocate the same to, between or among such one or more of the Series and Class that may be established and designated pursuant to Article IV, as the Trustees deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, investment adviser, administrator, distributor, principal underwriter, auditor, counsel, depository, custodian, transfer agent, dividend disbursing agent, accounting agent, Shareholder servicing agent, and such other agents, consultants, and independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur. Without limiting the generality of any other provision hereof, the Trustees shall be entitled to reasonable compensation from the Trust for their services as Trustees and may fix the amount of such compensation.

          Section 3.5 Ownership of Assets of the Trust. Title to all of the assets of the Trust shall at all times be considered as vested in the Trustees.

                                   ARTICLE IV
                                     SHARES

          Section 4.1 Description of Shares. The beneficial interest in the Trust shall be divided into Shares, all without par value. The Trustees shall have the authority from time to time to issue or reissue Shares in one or more Series of Shares (including without limitation the Series specifically established and designated in Section 4.2), as they deem necessary or desirable, to establish and designate such Series, and to fix and determine the relative rights and preferences as between the different Series of Shares as to right of redemption and the price, terms and manner of redemption, special and relative rights as to dividends and other distributions and on liquidation, sinking or purchase fund provisions, conversion rights, and conditions under which the several Series shall have separate voting rights or no voting rights.

          The Shares of each Series may be issued or reissued from time to time in one or more Classes, as determined by the Board of Trustees pursuant to resolution. Each Class shall be appropriately designated, prior to the issuance of any shares thereof, by some distinguishing letter, number or title. All Shares within a Class shall be alike in every particular. All Shares of each Series shall be of equal rank and have the same powers, preferences and rights, and shall be subject to the same qualifications, limitations and restrictions without distinction between the shares of different Classes thereof, except with respect to such differences among such Classes, as the Board of Trustees shall from time to time determine to be necessary or desirable, including differences in the rate or rates of dividends or distributions. The Board of Trustees may from time to time increase the number of Shares allocated to any Class already created by providing that any unissued Shares of the applicable Series shall constitute part of such Class, or may decrease the number of Shares allocated to any Class already created by providing that any unissued Shares previously assigned to such Class shall no longer constitute part thereof. The Board of Trustees is hereby empowered to classify or reclassify from time to time any unissued Shares of each Series by fixing or altering the terms thereof and by assigning such unissued shares to an existing or newly created Class. Notwithstanding anything to the contrary in this paragraph the Board of Trustees is hereby empowered (i) to redesignate any issued Shares of any Series by assigning a distinguishing letter, number or title to such shares and (ii) to reclassify all or any part of the issued
Shares of any Series to make them part of an existing or newly created Class.

          The number of authorized Shares and the number of Shares of each Series and Class that may be issued is unlimited, and the Trustees may issue Shares of any Series or Class for such consideration and on such terms as they may determine (or for no consideration if pursuant to a Share dividend or split-up), all without action or approval of the Shareholders. All Shares when so issued on the terms determined by the Trustees shall be fully paid and non-assessable (but may be subject to mandatory contribution back to the Trust as provided in subsection (h) of Section 4.2). The Trustees may classify or reclassify any unissued Shares or any Shares previously issued and reacquired of any Series or Class into one or more Series or Classes that may be established and designated from time to time. The Trustees may hold as treasury Shares (of the same or some other Series), reissue for such consideration and on such terms as they may determine, or cancel, at their discretion from time to time, any Shares of any Series or Class reacquired by the Trust.

          The Trustees may from time to time close the transfer books or establish record dates and times for the purposes of determining the holders of Shares entitled to be treated as such, to the extent provided or referred to in
Section 5.3.

          The establishment and designation of any Series of Shares in addition to those established and designated in Section 4.2, or of any Class of Shares, shall be effective upon the execution by a majority of the then Trustees of an instrument setting forth such establishment and designation and the relative rights and preferences of such Series or Class, or as otherwise provided in such instrument. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated the Trustees may by an instrument executed by a majority of their number abolish that Series or Class and the establishment and designation thereof. Each instrument referred to in this paragraph shall have the status of an amendment to this Declaration of Trust.

          Any Trustee, officer or other agent of the Trust, and any organization in which any such person is interested may acquire, own, hold and dispose of Shares to the same extent as if such person were not a Trustee, officer or other agent of the Trust; and the Trust may issue and sell or cause to be issued and sold and may purchase Shares from any such person or any such


          The Trustees may from time to time close the transfer books or establish record dates and times for the purposes of determining the holders of Shares entitled to be treated as such, to the extent provided or referred to in
Section 5.3.

          The establishment and designation of any Series of Shares in addition to those established and designated in Section 4.2, or of any Class of Shares, shall be effective upon the execution by a majority of the then Trustees of an instrument setting forth such establishment and designation and the relative rights and preferences of such Series or Class, or as otherwise provided in such instrument. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated the Trustees may by an instrument executed by a majority of their number abolish that Series or Class and the establishment and designation thereof. Each instrument referred to in this paragraph shall have the status of an amendment to this Declaration of Trust.

          Any Trustee, officer or other agent of the Trust, and any organization in which any such person is interested may acquire, own, hold and dispose of Shares to the same extent as if such person were not a Trustee, officer or other agent of the Trust; and the Trust may issue and sell or cause to be issued and sold and may purchase Shares from any such person or any such organization subject only to the general limitations, restrictions or other provisions applicable to the sale or purchase of Shares generally.

          Section 4.2 Establishment and Designation of Series. Without limiting the authority of the Trustees set forth in Section 4.1 to establish and designate any further Series, the Trustees hereby establish and designate one Series of Shares: "Select American Bancshares Fund." The Shares of this Series and any Shares of any further Series or Class that may from time to time be established and designated by the Trustees shall (unless the Trustees otherwise determine with respect to some further Series or Class at the time of establishing and designating the same) have the following relative rights and preferences:

          (a)      Assets Belonging to Series.  All consideration received by
                   --------------------------
                   the Trust for the issuance or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, together with any General Items allocated to that Series or Class as provided in the following sentence, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Series or Class (collectively "General Items"), the Trustees shall allocate such General Items to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable; and any General Items so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series and Classes for all purposes.

                   The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.

          (b)      Liabilities Belonging to Series.  The assets belonging to
                   -------------------------------
                   each particular Series and Class thereof shall be charged with the liabilities of the Trust in respect of that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Series shall be allocated and charged by the Trustees to and among any one or more of the Series and Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable.

                   The liabilities, expenses, costs, charges and reserves allocated and so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities, expenses, costs, charges and reserves by the Trustees shall be conclusive and binding upon the Shareholders of all Series for all purposes.

          (c)      Dividends.  Dividends and distributions on Shares of a
                   ---------
                   particular Series may be paid with such frequency as the Trustees may determine, which may be daily or otherwise pursuant to a standing resolution or resolutions adopted only once or with such frequency as the Trustees may determine, to the holders of Shares of that Series, from such of the estimated income and capital gains, accrued or realized, from the assets belonging to that Series, as the Trustees may determine, after providing for actual and accrued liabilities belonging to that Series. All dividends and distributions on Shares of a particular
                   Series shall be distributed pro rata to the holders of that Series in proportion to the number of Shares of that Series held by such holders at the date and time of record established for the payment of such dividends or distributions, except that in connection with any dividend or distribution program or procedure the Trustees may determine that no dividend or distribution shall be payable on Shares as to which the Shareholder's purchase order and/or payment have not been received by the time or times established by the Trustees under such program or procedure, and except that if Classes have been established for any Series, the rate of dividends or distributions may vary among such Class pursuant to resolution, which may be a standing resolution, of the Board of Trustees. Such dividends and distributions may be made in cash or Shares or a combination thereof as determined by the Trustees or pursuant to any program that the Trustees may have in effect at the time for the election by each Shareholder of the mode of the making of such dividend or distribution to that Shareholder. Any such dividend or distribution paid in Shares will be paid at the net asset value thereof as determined in accordance with subsection (h) of Section 4.2.

                   The Trust intends to qualify each Series as a "regulated investment company" under the Internal Revenue Code of 1954, as amended, or any successor or comparable statute thereto, and regulations promulgated thereunder. Inasmuch as the computation of net income and gains for federal income tax purposes may vary from the computation thereof on the books of the Trust, the Board of Trustees shall have the power, in its sole discretion, to distribute in any fiscal year as dividends, including dividends designated in whole or in part as capital gains distributions, amounts sufficient, in the opinion of the Board of Trustees, to enable each Series to qualify as a regulated investment company and to avoid liability of the Series for federal income tax in respect of that year. However, nothing in the foregoing shall limit the authority of the Board of Trustees to make distributions greater than or less than the amount necessary to qualify as a regulated investment company and to avoid liability of each Series for such tax.

          (d)      Liquidation.  In event of the liquidation or dissolution of
                   -----------
                   the Trust, the Shareholders of each Series or Class that has been established and designated shall be entitled to receive, as a Series or Class, when and as declared by the Trustees, the excess of the assets belonging to that Series or Class over the liabilities belonging to that Series or

                   Class. The assets so distributable to the Shareholders of any particular Series or Class shall be distributed among such Shareholders in proportion to the number of Shares of that Series or Class held by them and recorded on the books of the Trust. The liquidation of any particular Series or Class may be authorized by vote of a majority of the Trustees then in office subject to the approval of a majority of the outstanding voting Shares of that Series or Class, as defined in the 1940 Act.

          (e)      Voting.  All Shares shall have "equal voting rights" as
                   ------
                   such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, each Series shall vote as a separate series except (i) as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Ohio General Corporation Law if the Trust were an Ohio corporation; and (ii) to any matter which the Trustees have determined affects only the interests of one or more Series or Class, only the holders of Shares of the one or more affected Series or Classes shall be entitled to vote thereon.

          (f)      Redemption by Shareholder.  Each holder of Shares of a
                   -------------------------
                   particular Series or Class shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series or Class at a redemption price equal to the net asset value per Share of that Series or Class next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption. Payment of the redemption price shall be in cash; provided, however, that if the Trustees determine, which determination shall be conclusive, that conditions exist which make payment wholly in cash unwise or undesirable, the Trust may make payment wholly or partly in securities or other assets belonging to the Series or Class of which the Shares being redeemed are part at the value of such securities or assets used in such determination of net asset value.

                   Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

          (g) Redemption by Trust. Each Share of each Series or Class that has been established and designated is subject to redemption by the Trust at the redemption price which would be applicable if such Share was then being redeemed by the Shareholder pursuant to subsection (f) of this Section 4.2:(a) at any time, if the Trustees determine in their sole discretion that failure to so redeem may have materially adverse consequences to all or any of the holders of the Shares, or any Series or Class thereof, of the Trust, or (b) upon such other conditions as may from time to time be determined by the Trustees and set forth in the then current Prospectus of the Trust with respect to maintenance of Shareholder accounts of a minimum amount. Upon such redemption the holders of the Shares so redeemed shall have no
                                     - 12 -
                   further right with respect thereto other than to receive payment of such redemption price.

          (h)      Net Asset Value.  The net asset value per Share of any
                   ---------------
                   Series or Class shall be the quotient obtained by dividing the value of the net assets of that Series or Class (being the value of the assets belonging to that Series or Class less the liabilities belonging to that Series or Class) by the total number of Shares of that Series or Class outstanding, all determined in accordance with the methods and procedures, including without limitation those with respect to rounding, established by the Trustees from time to time, and net asset value shall be determined separately for each Class of a Series.

                   The Trustees may determine to maintain the net asset value per Share of any Series or Class at a designated constant dollar amount and in connection therewith may adopt procedures not inconsistent with the 1940 Act for the continuing declarations of income attributable to that Series or Class as dividends payable in additional Shares of that Series or Class at the designated constant dollar amount and for the handling of any losses attributable to that Series or Class . Such procedures may provide that in the event of any loss each Shareholder shall be deemed to have contributed to the capital of the Trust attributable to that Series or Class his pro rata portion of the total number of Shares required to be canceled in order to permit the net asset value per Share of that Series or Class to be maintained, after reflecting such loss, at the designated constant dollar amount. Each Shareholder of the Trust shall be deemed to have agreed, by his investment in any Series with respect to which the Trustees shall have adopted any such procedure, to make the contribution referred to in the preceding sentence in the event of any such loss.

          (i)      Transfer.  All Shares of each particular Series or Class
                   --------
                   shall be transferable, but transfers of Shares of a particular Series or Class will be recorded on the Share transfer records of the Trust applicable to that Series or Class only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series or Class and at such other times as may be permitted by the Trustees.

          (j)      Equality.  All Shares of each particular Series shall
                   --------
                   represent an equal proportionate interest in the assets belonging to that Series (subject to the liabilities belonging to that Series), and each Share of any particular Series shall be equal to each other Share of that Series; but the provisions of this sentence shall not restrict any distinctions permissible under this Section 4.2 that may exist with respect to a Class of the same Series. The Trustees may from time to time divide or combine the Shares of any particular Series or Class into a greater or lesser number of Shares of that Series or Class without thereby changing the proportionate beneficial interest in the assets belonging to that Series or Class or in any way affecting the rights of Shares of any other Series or Class.

          (k) Fractions. Any fractional Share of any Series or Class, if any such fractional Share is outstanding, shall carry proportionately all the rights and obligations of a whole

                   Share of that Series or Class, including with respect to voting, receipt of dividends and distributions, redemption of Shares, and liquidation of the Trust.

          (l) Conversion Rights. Subject to compliance with the requirements of the 1940 Act, the Trustees shall have the authority to provide that holders of Shares of any Series or Class shall have the right to convert said Shares into Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

          Section 4.3 Ownership of Shares. The ownership of Shares shall be recorded on the books of the Trust or of a transfer or similar agent for the Trust, which books shall be maintained separately for the Shares of each Series and Class that has been established and designated. No certificates certifying the ownership of Shares need be issued except as the Trustees may otherwise determine from time to time. The Trustees may make such rules as they consider appropriate for the issuance of Share certificates, the use of facsimile signatures, the transfer of Shares and similar matters. The record books of the Trust as kept by the Trust or any transfer or similar agent, as the case may be, shall be conclusive as to who are the Shareholders and as to the number of Shares of each Series and Class held from time to time by each such Shareholder.

          Section 4.4 Investments in the Trust. The Trustees may accept investments in the Trust from such persons and on such terms and for such consideration, not inconsistent with the provisions of the 1940 Act, as they from time to time authorize. The Trustees may authorize any distributor, principal underwriter, custodian, transfer agent or other person to accept orders for the purchase of Shares that conform to such authorized terms and to reject any purchase orders for Shares whether or not conforming to such authorized terms.

          Section 4.5 No Preemptive Rights. Shareholders shall have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

          Section 4.6 Status of Shares and Limitation of Personal Liability. Shares shall be deemed to be personal property giving only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to the terms hereof and to have become a party hereto. The death of a Shareholder during the continuance of the Trust shall not operate to terminate the Trust nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but only to the rights of said decedent under this Trust. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust property or right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders partners. Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind personally any Shareholder, nor except as specifically provided herein to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

                                    ARTICLE V
                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

          Section 5.1 Voting Powers. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1,
(ii) with respect to any contract with a Contracting Party as provided in
Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2, (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3, (v) to the same extent as the stockholders of an Ohio business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required by law, this Declaration of Trust or the By-Laws to be taken by Shareholders.

          Section 5.2 Meetings. Meetings (including meetings involving only the holders of Shares of one or more but less than all Series or Classes) of Shareholders may be called by the Trustees from time to time for the purpose of taking action upon any matter requiring the vote or authority of the Shareholders as herein provided or upon any other matter deemed by the Trustees to be necessary or desirable. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time, place and purpose of the meeting, to each Shareholder at the Shareholder's address as it appears on the records of the Trust. If the Trustees shall fail to call or give notice of any meeting of Shareholders (including a meeting involving only the holders of Shares of one or more but less than all Series or Classes) for a period of 30 days after written application by Shareholders holding at least 25% of the Shares then outstanding requesting a meeting be called for any other purpose requiring action by the Shareholders as provided herein or in the By-Laws, then Shareholders holding at least 25% of the Shares then outstanding may call and give notice of such meeting, and thereupon the meeting shall be held in the manner provided for herein in case of call thereof by the Trustees.

          Section 5.3 Record Dates. For the purpose of determining the Shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to participate in any dividend or distribution, or for the purpose of any other action, the Trustees may from time to time close the transfer books for such period, not exceeding 30 days (except at or in connection with the termination of the Trust), as the Trustees may determine; or without closing the transfer books the Trustees may fix a date and time not more than 60 days prior to the date of any meeting of Shareholders or other action as the date and time of record for the determination of

Shareholders entitled to vote at such meeting or any adjournment thereof or to be treated as Shareholders of record for purposes of such other action, and any Shareholder who was a Shareholder at the date and time so fixed shall be entitled to vote at such meeting or any adjournment thereof or (subject to any provisions permissible under subsection (c) of Section 4.2 with respect to dividends or distributions on Shares that have not been ordered and/or paid for by the time or times established by the Trustees under the applicable dividend or distribution program or procedure then in effect) to be treated as a Shareholder of record for purposes of such other action, even though he has since that date and time disposed of his Shares, and no Shareholder becoming such after that date and time shall be so entitled to vote at such meeting or any adjournment thereof or to be treated as a Shareholder of record for purposes of such other action.

          Section 5.4 Quorum and Required Vote. A majority of the Shares of each Series, or of all Series if voting as a single series is required, which are entitled to vote shall be a quorum for the transaction of business at a Shareholders' meeting, but any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting without the necessity of further notice. A majority of the Shares voted, at a meeting of which a quorum is present, shall decide any questions and a plurality shall elect a Trustee, except when a different vote is required or permitted by any provision of the 1940 Act or other applicable law or by this Declaration of Trust or the By-Laws.

          Section 5.5 Action by Written Consent. Subject to the provisions of the 1940 Act and other applicable law, any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such other proportion thereof as shall be required by the 1940 Act or by any express provision of this Declaration of Trust or the By-Laws) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

          Section 5.6 Inspection of Records. The records of the Trust shall be open to inspection by Shareholders to the same extent as is permitted stockholders of an Ohio corporation under the Ohio General Corporation Law.

          Section 5.7 Additional Provisions. The By-Laws may include further provisions for Shareholders' votes and meetings and related matters not inconsistent with the provisions hereof.

                                   ARTICLE VI
                    LIMITATION OF LIABILITY; INDEMNIFICATION

          Section 6.1 Trustees, Shareholders, etc. Not Personally Liable; Notice. All persons extending credit to, contracting with or having any claim against any Series of the Trust (or the Trust on behalf of any Series) shall look only to the assets of that Series for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only by or for the Trust or the Trustees and not personally. Nothing in this Declaration of Trust shall protect any Trustee or officer against any liability to the Trust or the Shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or of such officer.

          Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall give notice that this Declaration of Trust is on file with the Secretary of the State of Ohio and shall recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually.

          Section 6.2 Trustee's Good Faith Action; Expert Advice; No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, Shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (b) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (c) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a Contracting Party appointed by the Trustees pursuant to Section 3.3. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties. Nothing stated herein is intended to detract from the protection accorded to Trustees by Ohio Revised Code Sections 1746.08 and 1701.59, as amended from time to time.

          Section 6.3 Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, the Trust (upon proper and timely request by the Shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability; provided that, in the event the Trust shall consist of more than one Series, Shareholders of a particular Series who are faced with claims or liabilities solely by reason of their status as Shareholders of that Series shall be limited to the assets of that Series for recovery of such loss and related expenses. The rights accruing to a

Shareholder under this Section 6.3 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

          Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

          Section 6.7 Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.

                                   ARTICLE VII
                                  MISCELLANEOUS

          Section 7.1 Duration and Termination of Trust. Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be terminated at any time by a majority of the Trustees then in office subject to a favorable vote of a majority of the outstanding voting Shares, as defined in the 1940 Act, of each Series voting separately by Series.

          Upon termination, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated as may be determined by the Trustees, the Trust shall in accordance with such procedures as the Trustees consider appropriate reduce the remaining assets to distributable form in cash, securities or other property, or any combination thereof, and distribute the proceeds to the Shareholders, in conformity with the provisions of subsection (d) of Section 4.2.

          Section 7.2 Reorganization. The Trustees may sell, convey and transfer the assets of the Trust, or the assets belonging to any one or more Series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to the Trust to be held as assets belonging to another Series of the Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another Series of the Trust, Shares of such other Series) with such transfer being made subject to, or with the assumption by the transferee of, the liabilities belonging to each Series the assets of which are so transferred; provided, however, that if shareholder approval is required by the 1940 Act, no assets belonging to any particular Series shall be so transferred unless the terms of such transfer shall have first been approved at a meeting called for the purpose by the affirmative vote of the holders of a majority of the outstanding voting Shares, as defined in the 1940 Act, of that Series. Following such transfer, the Trustees shall distribute such cash, shares or other securities (giving due effect to the assets and liabilities belonging to and any other differences among the various Series the assets belonging to which have so been transferred) among the Shareholders of the Series the assets belonging to which have been so transferred; and if all of the assets of the Trust have been so transferred, the Trust shall be terminated.

          Section 7.3 Amendments. All rights granted to the Shareholders under this Declaration of Trust are granted subject to the reservation of the right to amend this Declaration of Trust as herein provided, except that no amendment shall repeal the limitations on personal liability of any Shareholder or Trustee or repeal the prohibition of assessment upon the Shareholders without the express consent of each Shareholder or Trustee involved. Subject to the foregoing, the provisions of this Declaration of Trust (whether or not related to the rights of Shareholders) may be amended at any time by an instrument in writing signed by a majority of the then Trustees (or by an officer of the Trust pursuant to the vote of a majority of such Trustees), when authorized so to do by the vote in accordance with subsection (e) of Section 4.2 of Shareholders holding a majority of the Shares entitled to vote, except that amendments either
(a) establishing and designating any new Series of Shares not established and designated in Section 4.2, or any Class or (b) having the purpose of changing the name of the Trust or the name of any Shares theretofore established and designated or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision hereof which is internally inconsistent with any other provision hereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Internal Revenue Code and applicable regulations for the Trust's obtaining the most favorable treatment thereunder available to regulated investment companies, shall not require authorization by Shareholder vote. If Shares have been issued in Series or Classes and such amendment would not affect Shares of all Series or Classes equally, no such amendment may be made except with the vote or consent of the holders of a majority of the Shares of each Series or Class affected by such amendment. Subject to the foregoing, any such amendment shall be effective as provided in the instrument containing the terms of such amendment or, if there is no provision therein with respect to effectiveness, upon the execution of such instrument and of a certificate (which may be a part of such instrument) executed by a Trustee or officer of the Trust to the effect that such amendment has been duly adopted.

          Section 7.4 Filing of Copies; References; Headings. The original or a copy of this instrument and of each amendment hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each amendment hereto shall be filed by the Trust with the Secretary of the State of Ohio, as well as any other governmental office where such filing may from time to time be required, but the failure to make any such filing shall not impair the effectiveness of this instrument or any such amendment. Anyone dealing with the Trust may rely on a certificate by an officer of the Trust as to whether or not any such amendments have been made, as to the identities of the Trustees and officers, and as to any matters in connection with the Trust hereunder; and, with the same effect as if it were the original, may rely on a copy certified by an officer of the Trust to be a copy of this instrument or of any such amendments. In this instrument and in any such amendment, references to this instrument, and all expressions like "herein", "hereof" and "hereunder" shall be deemed to refer to this instrument as a whole as the same may be amended or affected by any such amendments. The masculine gender shall include the feminine and neuter genders. Headings are placed herein for convenience of reference only and shall not be taken as a part hereof or control or affect the meaning, construction or effect of this instrument. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

          Section 7.5 Applicable Law. This Declaration of Trust is made in the State of Ohio, and it is created under and is to be governed by and construed and administered according to the laws of said State, including the Ohio General Corporation Law as the same may be amended from time to time, but the reference to said Corporation Law is not intended to give the Trust, the Trustees, the Shareholders or any other person any right, power, authority or responsibility available only to or in connection with an entity organized in corporate form. The Trust shall be of the type referred to in Section 1746.01 of the Ohio Revised Code, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust.

          IN WITNESS WHEREOF, the undersigned has hereunto set his hand in Columbus, Ohio for himself and his assigns, as of the day and year first above written.

                                           /s/ Michael Guirlinger
                                           MICHAEL GUIRLINGER

STATE OF OHIO                                  )
                                               )    ss:
COUNTY OF FRANKLIN                             )

          Before me, a Notary Public in and for said county and state, personally appeared the above named MICHAEL GUIRLINGER, who acknowledged that he did sign the foregoing instrument and that the same is his free act and deed.

          IN WITNESS WHEREOF, I have hereunto set my hand and affixed my official seal on this 14th day of January, 1997.

                                            /s/ Lisa R. Hunter
                                            Notary Public

My Commission Expires:  6-13-99

                                     By-Laws
                                       of
                                  The BSG Funds

                                    ARTICLE 1
                 Agreement and Declaration of Trust and Offices

          1.1 Agreement and Declaration of Trust. These By-Laws shall be subject to the Agreement and Declaration of Trust, as from time to time in effect (the "Declaration of Trust"), of The BSG Funds, the Ohio business trust established by the Declaration of Trust (the "Trust").

          1.2 Offices. The Trust may maintain one or more other offices, including its principal office, in or outside of Ohio, in such cities as the Trustees may determine from time to time. Unless the Trustees otherwise determine, the principal office of the Trust shall be located in Columbus, Ohio.

                                    ARTICLE 2
                              Meetings of Trustees

          2.1 Regular Meetings. Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine, provided that notice of the first regular meeting following any such determination shall be given to absent Trustees. A regular meeting of the Trustees may be held without call or notice immediately after and at the same place as any meeting of the shareholders.

          .2 Special Meetings. Special meetings of the Trustees may be held at any time and at any place designated in the call of the meeting when called by the President or the Treasurer or by two or more Trustees, sufficient notice thereof being given to each Trustee by the Secretary or an Assistant Secretary or by the officer or the Trustees calling the meeting.

          2.3 Notice. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting addressed to the Trustee at his or her usual or last known business or residence address or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting. Notice of a meeting need not be given to any Trustee if a written waiver of notice, executed by him or her before or after the meeting, is filed with the records of the meeting, or to any Trustee who attends the meeting without protesting prior thereto or at its commencement the lack of notice to him or her. Neither notice of a meeting nor a waiver of a notice need specify the purposes of the meeting.

          2.4 Quorum. At any meeting of the Trustees a majority of the Trustees then in office shall constitute a quorum. Any meeting may be adjourned from time to time by a majority of the votes cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned without further notice.

          2.5 Participation by Telephone. One or more of the Trustees or of any committee of the Trustees may participate in a meeting thereof by means of a conference telephone or similar communications equipment allowing all persons participating in the meeting to hear each other at the same time.
Participation by such means shall constitute presence in person at a meeting except as otherwise provided by the Investment Company Act of 1940.

          2.6 Action by Consent. Any action required or permitted to be taken at any meeting of the Trustees or any committee thereof may be taken without a meeting, if a written consent of such action is signed by a majority of the Trustees then in office or a majority of the members of such committee, as the case may be, and such written consent is filed with the minutes of the proceedings of the Trustees or such committee.

                                    ARTICLE 3
                                    Officers

          3.1 Enumeration and Qualification. The officers of the Trust shall be a President, a Treasurer, a Secretary and such other officers, including Vice Presidents, if any, as the Trustees from time to time may in their discretion elect. The Trust may also have such agents as the Trustees from time to time may in their discretion appoint. Any officer may be but none need be a Trustee or shareholder. Any two or more offices may be held by the same person.

          3.2 Election. The President, the Treasurer and the Secretary shall be elected annually by the Trustees. Other officers, if any, may be elected or appointed by the Trustees at any time. Vacancies in any office may be filled at any time.

          3.3 Tenure. The President, the Treasurer and the Secretary shall hold office for one year and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer shall hold office and each agent shall retain authority at the pleasure of the Trustees.

          3.4 Powers. Subject to the other provisions of these By-Laws, each officer shall have, in addition to the duties and powers herein and in the Declaration of Trust set forth, such duties and powers as are commonly incident to the office occupied by him or her as if the Trust were organized as an Ohio business corporation and such other duties and powers as the Trustees may from time to time designate.

          3.5 President. Unless the Trustees otherwise provide, the President, or in the absence of the President, any Trustee chosen by the Trustees, shall preside at all meetings of the shareholders and of the Trustees. The President shall be the chief executive officer.

          3.6 Treasurer. The Treasurer shall be the chief financial and accounting officer of the Trust, and shall, subject to the provisions of the Declaration of Trust and to any arrangement made by the Trustees with a custodian, investment adviser or manager, or transfer, shareholder servicing or similar agent, be in charge of the valuable papers, books of account and accounting records of the Trust, and shall have such other duties and powers as may be designated from time to time by the Trustees or by the President.

          3.7 Secretary. The Secretary shall record all proceedings of the shareholders and the Trustees in books to be kept therefor, which books or a copy thereof shall be kept at the principal office of the Trust. In the absence of the Secretary from any meeting of the shareholders or Trustees, an assistant secretary, or if there be none or if he or she is absent, a temporary secretary chosen at such meeting shall record the proceedings thereof in the aforesaid books.

          3.8 Resignations and Removals. Any Trustee or officer may resign at any time by written instrument signed by him or her and delivered to the President or the Secretary or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. The Trustees may remove any officer elected by them with or without cause. Except to the extent expressly provided in a written agreement with the Trust, no Trustee or officer resigning and no officer removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal.


                                    ARTICLE 4
                                   Committees

          4.1 General. The Trustees, by vote of a majority of the Trustees then in office, may elect from their number an Executive Committee or other committees and may delegate thereto some or all of their powers except those which by law, by the Declaration of Trust, or by these By-Laws may not be delegated. Except as the Trustees may otherwise determine, any such committee may make rules for the conduct of its business, but unless otherwise provided by the Trustees or in such rules, its business shall be conducted so far as possible in the same manner as is provided by these By-Laws for the Trustees themselves. All members of such committees shall hold such offices at the pleasure of the Trustees. The Trustees may abolish any such committee at any time. Any committee to which the Trustees delegate any of their powers or duties shall keep records of its meetings and shall report its action to the Trustees. The Trustees shall have power to rescind any action of any committee, but no such rescission shall have retroactive effect.

                                    ARTICLE 5
                                     Reports

          5.1 General. The Trustees and officers shall render reports at the time and in the manner required by the Declaration of Trust or any applicable law. Officers and Committees shall render such additional reports as they may deem desirable or as may from time to time be required by the Trustees.

                                    ARTICLE 6
                                   Fiscal Year

          6.1 General. The fiscal year of the Trust shall be fixed by, and shall be subject to change by, the Trustees.

                                   ARTICLE 7
                                      Seal

          7.1 General. If required by applicable law, the seal of the Trust shall consist of a flat-faced die with the word "Ohio", together with the name of the Trust and the year of its organization cut or engraved thereon, but, unless otherwise required by the Trustees, the seal shall not be necessary to be placed on, and its absence shall not impair the validity of, any document, instrument or other paper executed and delivered by or on behalf of the Trust.

                                    ARTICLE 8
                               Execution of Papers

          8.1 General. Except as the Trustees may generally or in particular cases authorize the execution thereof in some other manner, all deeds, leases, contracts, notes and other obligations made by the Trustees shall be signed by the President, any Vice President, or by the Treasurer and need not bear the seal of the Trust, but shall state the substance of or make reference to the provisions of Section 7.1 of the Declaration of Trust.

                                    ARTICLE 9
                         Issuance of Share Certificates

          9.1 Share Certificates. In lieu of issuing certificates for shares, the Trustees or the transfer agent may either issue receipts therefor or may keep accounts upon the books of the Trust for the record holders of such shares, who shall in either case be deemed, for all purposes hereunder, to be the holders of certificates for such shares as if they had accepted such certificates and shall be held to have expressly assented and agreed to the terms hereof.

                   The Trustees may at any time authorize the issuance of share certificates. In that event, each shareholder shall be entitled to a certificate stating the number of shares owned by him, in such form as shall be prescribed from time to time by the Trustees. Such certificate shall be signed by the President or a Vice-President and by the Treasurer or Assistant Treasurer. Such signatures may be facsimiles if the certificate is signed by a transfer agent, or by a registrar, other than a Trustee, officer or employee of the Trust. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall cease to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he were such officer at the time of its issue.

          9.2 Loss of Certificates. In case of the alleged loss or destruction or the mutilation of a share certificate, a duplicate certificate may be issued in place thereof, upon such terms as the Trustees shall prescribe.

          9.3 Issuance of New Certificate to Pledgee. In the event certificates have been issued, a pledgee of shares transferred as collateral security shall be entitled to a new certificate if the instrument of transfer substantially describes the debt or duty that is intended to be secured thereby. Such new certificate shall express on its face that it is held as collateral security, and the name of the pledgor shall be stated thereon, who alone shall be liable as a shareholder, and entitled to vote thereon.

          9.4 Discontinuance of Issuance of Certificates. The Trustees may at any time discontinue the issuance of share certificates and may, by written notice to each shareholder, require the surrender of share certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of shares in the Trust.

                                   ARTICLE 10
                                    Custodian

          10.1 General. The Trust shall at all times employ a bank or trust company having a capital, surplus and undivided profits of at least Five Hundred Thousand ($500,000) Dollars as Custodian of the capital assets of the Trust. The Custodian shall be compensated for its services by the Trust and upon such basis as shall be agreed upon from time to time between the Trust and the Custodian.

                                   ARTICLE 11
                       Dealings with Trustees and Officers

          11.1 General. Any Trustee, officer or other agent of the Trust may acquire, own and dispose of shares of the Trust to the same extent as if he were not a Trustee, officer or agent; and the Trustees may accept subscriptions to shares or repurchase shares from any firm or company in which he is interested.

                                   ARTICLE 12
                                  Shareholders

          12.1 Meetings. A meeting of the shareholders of the Trust shall be held whenever called by the Trustees, whenever election of a Trustee or Trustees by shareholders is required by the provisions of Section 16(a) of the Investment Company Act of 1940 for that purpose or whenever otherwise required pursuant to the Declaration of Trust. Any meeting shall be held on such day and at such time as the President or the Trustees may fix in the notice of the meeting.

          12.2 Record Dates. For the purpose of determining the shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a time, which shall be not more than 60 days before the date of any meeting of shareholders or the date for the payment of any dividend or of any other distribution, as the record date for determining the shareholders having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only shareholders of record on such record date shall have such right, notwithstanding any transfer of shares on the books of the Trust after the record date; or without fixing such record date the Trustees may for any such purposes close the register or transfer books for all or any part of such period.

                                   ARTICLE 13
                            Amendments to the By-Laws

          13.1 General. These By-Laws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.

                              MANAGEMENT AGREEMENT



TO:       Heartland Advisory Group, Inc.
          6230 Busch Blvd., Suite 201
          Columbus, Ohio  43229

Dear Sirs:

          The BSG Funds (the "Trust") herewith confirms our agreement with you.

          The Trust has been organized to engage in the business of an investment company. The Trust currently offers one series of shares to investors: First American Bancshares Fund (the "Fund").

          You have been selected to act as the sole investment adviser of the Fund and to provide certain other services, as more fully set forth below, and you are willing to act as such investment adviser and to perform such services under the terms and conditions hereinafter set forth. Accordingly, the Trust agrees with you as follows upon the date of the execution of this Agreement.

          1.       ADVISORY SERVICES

                   You will regularly provide the Fund with such investment advice as you in your discretion deem advisable and will furnish a continuous investment program for the Fund consistent with the Fund's investment objectives and policies. You will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund's assets to be held uninvested, subject always to the Fund's investment objectives, policies and restrictions, as each of the same shall be from time to time in effect, and subject further to such policies and instructions as the Board may from time to time establish. You will advise and assist the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Board and the appropriate committees of the Board regarding the conduct of the business of the Fund.

          2.       ALLOCATION OF CHARGES AND EXPENSES

                   You will pay all organizational and operating expenses of the Fund, including the compensation and expenses of any employees of the Fund and of any other persons rendering any services to the Fund; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws, including expenses incurred by the Fund in connection with the organization and initial registration of shares of the Fund; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund's current and prospective shareholders; the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; expenses of shareholders' meetings and proxy solicitations; advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund's shares; and all other organizational and operating expenses not specifically assumed by the Fund.

          The Fund will pay all brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's trustees and officers with respect thereto. You may obtain reimbursement from the Fund, at such time or times as you may determine in your sole discretion, for any of the expenses advanced by you, which the Fund is obligated to pay, and such reimbursement shall not be considered to be part of your compensation pursuant to this Agreement.

          3.       COMPENSATION OF THE ADVISER

                   For all of the services to be rendered and payments to be made as provided in this Agreement, as of the last business day of each month, the Fund will pay you a fee at the annual rate of 2.50% of the average value of its daily net assets.

                   The average value of the daily net assets of the Fund shall be determined pursuant to the applicable provisions of the Declaration of Trust of the Trust or a resolution of the Board, if required. If, pursuant to such provisions, the determination of net asset value of the Fund is suspended for any particular business day, then for the purposes of this paragraph, the value of the net assets of the Fund as last determined shall be deemed to be the value of the net assets as of the close of the business day, or as of such other time as the value of the Fund's net assets may lawfully be determined, on that day. If the determination of the net asset value of the Fund has been suspended for a period including such month, your compensation payable at the end of such month shall be computed on the basis of the value of the net assets of the Fund as last determined (whether during or prior to such month).

          4.       EXECUTION OF PURCHASE AND SALE ORDERS

                   In connection with purchases or sales of portfolio securities for the account of the Fund, it is understood that you will arrange for the placing of all orders for the purchase and sale of portfolio securities for the account with brokers or dealers selected by you, subject to review of this selection by the Board from time to time. You will be responsible for the negotiation and the allocation of principal business and portfolio brokerage. In the selection of such brokers or dealers and the placing of such orders, you are directed at all times to seek for the Fund the best qualitative execution, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.

                   You should generally seek favorable prices and commission rates that are reasonable in relation to the benefits received. In seeking best qualitative execution, you are authorized to select brokers or dealers who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Fund and/or the other accounts over which you exercise investment discretion. You are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a Fund portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if you determine in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker or dealer. The determination may be viewed in terms of either a particular transaction or your overall responsibilities with respect to the Fund and to accounts over which you exercise investment discretion. The Fund and you understand and acknowledge that, although the information may be useful to the Fund and you, it is not possible to place a dollar value on such information. The Board shall periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits to the Fund.

                   Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best qualitative execution as described above, you may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

                   Subject to the provisions of the Investment Company Act of 1940, as amended, and other applicable law, you, any of your affiliates or any affiliates of your affiliates may retain compensation in connection with effecting the Fund's portfolio transactions, including transactions effected through others. If any occasion should arise in which you give any advice to clients of yours concerning the shares of the Fund, you will act solely as investment counsel for such client and not in any way on behalf of the Fund. Your services to the Fund pursuant to this Agreement are not to be deemed to be exclusive and it is understood that you may render investment advice, management and other services to others, including other registered investment companies.

          5.       LIMITATION OF LIABILITY OF ADVISER

                   You may rely on information reasonably believed by you to be accurate and reliable. Except as may otherwise be required by the Investment Company Act of 1940 or the rules thereunder, neither you nor your officers, partners, employees, agents, control persons or affiliates of any thereof shall be subject to any liability for, or any damages, expenses or losses incurred by the Trust in connection with, any error of judgment, mistake of law, any act or omission connected with or arising out of any services rendered under, or payments made pursuant to, this Agreement or any other matter to which this Agreement relates, except by reason of willful misfeasance, bad faith or gross negligence on the part of any such persons in the performance of your duties under this Agreement, or by reason of reckless disregard by any of such persons of your obligations and duties under this Agreement.

                   Any person, even though also a partner, officer, employee or agent of you, who may be or become an officer, director, trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with your duties hereunder), to be rendering such services to or acting solely for the Trust and not as a partner, officer, employee or agent of you, or one under your control or direction, even though paid by you.

          6.       DURATION AND TERMINATION OF THIS AGREEMENT

                   This Agreement shall take effect on the date of its execution by you, and shall remain in force for a period of two (2) years from the date of its execution, and from year to year thereafter, subject to annual approval by
(i) the Board or (ii) a vote of a majority (as defined in the Investment Company Act of 1940) of the outstanding voting securities of the Fund, provided that in either event continuance is also approved by a majority of the trustees who are not "interested persons," as defined in the Investment Company Act of 1940, of you or the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval.

                   If the shareholders of the Fund fail to approve the Agreement in the manner set forth above, upon request of the Board, you will continue to serve or act in such capacity for the Fund for the period of time pending required approval of the Agreement, of a new agreement with you or a different adviser or other definitive action; provided that the compensation to be paid by the Fund to you for your services to and payments on behalf of the Fund will be equal to the lesser of your actual costs incurred in furnishing such services and payments or the amount you would have received under this Agreement for furnishing such services and payments.

                   This  Agreement  may,  on  sixty  days  written  notice,   be
terminated with respect to the Fund, at any time without the payment of any penalty, by the Board, by a vote of a majority of the outstanding voting securities of the Fund, or by you. This Agreement shall automatically terminate in the event of its assignment.

          7.       USE OF NAME

                   The Trust and you acknowledge that all rights to the names "BSG" and "First American Bancshares" belong to you, and that the Trust is being granted a limited license to use such words in its Trust name, in the Fund name or in any class name. In the event you cease to be the adviser to the Fund, the Trust's right to the use of the names "BSG", "First American Bancshares" and any derivation thereof shall automatically cease on the ninetieth day following the termination of this Agreement. The right to the names may also be withdrawn by you during the term of this Agreement upon ninety (90) days' written notice by you to the Trust. Nothing contained herein shall impair or diminish in any respect, your right to use the names "BSG", "First American Bancshares" or any derivation thereof in the name of, or in connection with, any other business enterprises with which you are or may become associated. There is no charge to the Trust for the right to use the names.

          8. AMENDMENT OF THIS AGREEMENT

                   No provision of this Agreement may be changed, waived, discharged or terminated orally, and no amendment of this Agreement shall be effective until approved by the Board, including a majority of the trustees who are not interested persons of you or of the Trust, cast in person at a meeting called for the purpose of voting on such approval, and (if required under current interpretations of the Act by the Securities and Exchange Commission) by vote of the holders of a majority of the outstanding voting securities of the series to which the amendment relates.

          9.       LIMITATION OF LIABILITY TO TRUST PROPERTY

                   The term "The BSG Funds" means and refers to the Trustees from time to time serving under the Trust's Declaration of Trust as the same may subsequently thereto have been, or subsequently hereto be, amended. It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but bind only the trust property of the Trust, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the trustees and shareholders of the Trust and signed by officers of the Trust, acting as such, and neither such authorization by such trustees and shareholders nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in its Declaration of Trust. A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of the State of Ohio.

          10.      SEVERABILITY

                   In the event any provision of this Agreement is determined to be void or unenforceable, such determination shall not affect the remainder of this Agreement, which shall continue to be in force.

          11.      QUESTIONS OF INTERPRETATION

                   (a) This Agreement shall be governed by the laws of the State of Ohio.

                   (b) Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act of 1940, as amended (the "Act") shall be resolved by reference to such term or provision of the Act and to interpretation thereof, if any, by the United States courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Securities and Exchange Commission issued pursuant to said Act. In addition, where the effect of a requirement of the Act, reflected in any provision of this Agreement is revised by rule, regulation or order of the Securities and Exchange Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

          12.      NOTICES

                   Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust is 6230 Busch Blvd., Suite 201, Columbus, Ohio 43229, and your address for this purpose shall be 6230 Busch Blvd., Suite 201, Columbus, Ohio 43229.

          13.      COUNTERPARTS

                   This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

          14.      BINDING EFFECT

                   Each of the undersigned expressly warrants and represents that he has the full power and authority to sign this Agreement on behalf of the party indicated, and that his signature will operate to bind the party indicated to the foregoing terms.

          15.      CAPTIONS

                   The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

                   If you are in agreement with the foregoing, please sign the form of acceptance on the accompanying counterpart of this letter and return such counterpart to the Trust, whereupon this letter shall become a binding contract upon the date thereof.

                                              Yours very truly,

ATTEST:                                        THE BSG FUNDS


                                       By  /s/ Michael Guirlinger
                                           Michael Guirlinger, President
Name/Title:_______________________     Dated:  _________________, 1997


                                   ACCEPTANCE

          The foregoing Agreement is hereby accepted.

ATTEST:                                HEARTLAND ADVISORY GROUP, INC.


                                       By  /s/ Michael Guirlinger
                                           Michael Guirlinger, President
Name/Title:_______________________     Dated:  _________________, 1997

                       BROWN, CUMMINS & BROWN CO., L.P.A.
                         ATTORNEYS AND COUNSELORS AT LAW
                                3500 CAREW TOWER
                                 441 VINE STREET
J.W. BROWN (1911-1995)                            CINCINNATI, OHIO  45202
JAMES R. CUMMINS                                 TELEPHONE (513) 381-2121
ROBERT S BROWN                                   TELECOPIER (513) 381-2125
DONALD S. MENDELSOHN                                      OF COUNSEL
LYNNE SKILKEN                                                   GILBERT BETTMAN
AMY G. APPLEGATE
KATHRYN KNUE PRZYWARA
MELANIE S. CORWIN
JEFFREY R. TEETERS
JOANN M. STRASSER
     -------
                               February 19, 1997


The BSG Funds
6230 Busch Blvd., Suite 201
Columbus, Ohio  43215

Gentlemen:

          This letter is in response to your request for our opinion in connection with the filing of the Registration Statement of The BSG Funds ("BSG").

          We have examined a copy of the Trust's Agreement and Declaration of Trust, the Trust's By-Laws, the Trust's record of the various actions by the Trustees thereof, and all such agreements, certificates of public officials, certificates of officers and representatives of the Trust and others, and such other documents, papers, statutes and authorities as we deem necessary to form the basis of the opinion hereinafter expressed. We have assumed the genuineness of the signatures and the conformity to original documents of the copies of such documents supplied to us as original or photostat copies.

          Based upon the foregoing, we are of the opinion that, after registration is effective for purposes of federal and applicable state securities laws, the shares of each series of the Trust, if issued in accordance with the then current Prospectus and Statement of Additional Information of the Trust, will be legally issued, fully paid and non-assessable.

          We herewith give you our permission to file this opinion with the Securities and Exchange Commission as an exhibit to the Registration Statement.

                                       Very truly yours,


                                       BROWN, CUMMINS & BROWN CO., L.P.A.

BCB:tms

                                POWER OF ATTORNEY

         KNOWN ALL MEN BY THESE PRESENTS:

          WHEREAS, The BSG Funds, a business trust organized under the laws of the State of Ohio (hereinafter referred to as the "Trust"), proposes to file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, its Registration Statement, and periodically file amendments to its Registration Statement;

          NOW, THEREFORE, the Trust hereby constitutes and appoints JAMES R. CUMMINS and DONALD S. MENDELSOHN, and each of them, its attorneys for it and in its name, place and stead, to execute and file such Registration Statement and any Amendment or Amendments to the Trust's Registration Statement, hereby giving and granting to said attorneys full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as it might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys may or shall lawfully do or cause to be done by virtue hereof.

          IN WITNESS WHEREOF, the Trust has caused its name to be subscribed hereto by the President this 4th day of February, 1997.


ATTEST:                                                  The BSG Funds


/s/ Elise R. Hunter                      By: /s/ Michael E. Guirlinger
ELISE R. HUNTER, Secretary                   MICHAEL E. GUIRLINGER, President


STATE OF OHIO                       )
                                    )       ss:
COUNTY OF FRANKLIN                  )

          Before me, a Notary Public, in and for said county and state, personally appeared MICHAEL E. GUIRLINGER, President and ELISE R. HUNTER, Secretary, who represented that they are duly authorized in the premises, and who are known to me to be the persons described in and who executed the foregoing instrument, and they duly acknowledged to me that they executed and delivered the same for the purposes therein expressed.

         WITNESS my hand and official seal this 4th day of February 1997.


                                               /s/ Sandra L. Quinn
                                               Notary Public
                                               Commission Expires:  1/21/2002

                                   CERTIFICATE


          The undersigned, Secretary of The BSG Funds, hereby certifies that the following resolution was duly adopted by a majority of the Board of Trustees by Action by Unanimous Consent of Trustees dated February 4th, 1997, and is in full force and effect:


              "WHEREAS, The BSG Funds, a business trust organized under the laws of the State of Ohio (hereinafter referred to as the "Trust"), proposes to file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, its Registration Statement, and periodically file amendments to its Registration Statement;

               NOW, THEREFORE, the Trust hereby constitutes and appoints JAMES R. CUMMINS and DONALD S. MENDELSOHN, and each of them, its attorneys for it and in its name, place and stead, to execute and file such Registration Statement and any Amendment or Amendments to the Trust's Registration Statement, hereby giving and granting to said attorneys full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as it might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys may or shall lawfully do or cause to be done by virtue hereof."


Dated:  February 4, 1997                      /s/Elise R. Hunter
                                                 Elise R. Hunter, Secretary
                                                 The BSG Funds

                                POWER OF ATTORNEY


         KNOW ALL MEN BY THESE PRESENTS:

          WHEREAS, The BSG Funds, a business trust organized under the laws of the State of Ohio (hereinafter referred to as the "Trust"), proposes to file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, its Registration Statement, and periodically file amendments to its Registration Statement; and

          WHEREAS, the undersigned is a Trustee and the President and Treasurer of the Trust;

         NOW,  THEREFORE,  the undersigned hereby constitutes and appoints JAMES
R. CUMMINS and DONALD S. MENDELSOHN, and each of them, his attorneys for him and in his name, place and stead, and in his office and capacity in the Trust, to execute and file such Registration Statement and any Amendment or Amendments to the Trust's Registration Statement, hereby giving and granting to said attorneys full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as he might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys may or shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 4th day of February, 1997.


                                       /s/ Michael E. Guirlinger
                                       MICHAEL E. GUIRLINGER, Trustee, President
                                       and Treasurer

STATE OF OHIO                       )
                                    )       ss:
COUNTY OF FRANKLIN                  )

          Before me, a Notary Public, in and for said county and state, personally appeared MICHAEL E. GUIRLINGER, known to me to be the person described in and who executed the foregoing instrument, and who acknowledged to me that he executed and delivered the same for the purposes therein expressed.

          WITNESS my hand and official seal this 4th day of February, 1997.


                                  /s/ Sandra L. Quinn
                                  Notary Public
                                  Commissions Expires: 1/21/2002